UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Fund
AllianzGI Technology Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

Brazil—4.4%
Estacio Participacoes S.A.	580,600	$3,592,674
Fibria Celulose S.A.	298,300	5,578,145
Porto Seguro S.A.	175,576	2,577,633
Suzano Papel e Celulose S.A.	362,400	4,314,467

		16,062,919

China—29.5%
Alibaba Group Holding Ltd. ADR (d)	61,100	10,066,836
Anhui Conch Cement Co., Ltd., Class H	1,416,000	8,502,929
China Merchants Bank Co., Ltd., Class H	3,125,500	12,638,191
China Petroleum & Chemical Corp., Class H	11,132,000	11,184,866
China Shenhua Energy Co., Ltd., Class H	2,084,500	4,747,366
China Vanke Co., Ltd., Class H	1,240,000	4,087,961
CNOOC Ltd.	3,928,000	7,777,933
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	272,000	967,468
Hengan International Group Co., Ltd.	783,500	7,200,401
Industrial & Commercial Bank of China Ltd., Class H	7,810,000	5,702,027
New Oriental Education & Technology Group, Inc. ADR	31,600	2,338,716
Ping An Insurance Group Co. of China Ltd., Class H	551,500	5,586,806
Tencent Holdings Ltd.	509,800	20,815,556
Weichai Power Co., Ltd., Class H	4,117,000	5,096,619

		106,713,675

Hong Kong—4.3%
CK Asset Holdings Ltd.	403,500	3,024,712
Hang Seng Bank Ltd.	322,300	8,745,286
Link REIT	388,000	3,820,231

		15,590,229

India—13.0%
HDFC Bank Ltd. ADR	40,800	3,839,280
Hindustan Unilever Ltd.	359,460	7,964,157
Indraprastha Gas Ltd.	225,381	756,362
Infosys Ltd.	837,202	8,429,394
Jubilant Foodworks Ltd.	316,082	5,417,637
Tata Consultancy Services Ltd.	531,903	16,040,470
Tech Mahindra Ltd.	459,774	4,738,281

		47,185,581

Indonesia—1.2%
Bank Central Asia Tbk PT	2,568,100	4,159,682

	Shares	Value*

Korea (Republic of)—12.9%
GS Engineering & Construction Corp.	50,692	$2,389,120
Hotel Shilla Co., Ltd.	22,123	2,163,256
KB Financial Group, Inc.	72,077	3,510,436
LG Uplus Corp.	126,308	2,083,918
Lotte Chemical Corp.	12,671	3,175,451
POSCO	27,820	7,384,726
Samsung Electro-Mechanics Co., Ltd.	18,648	2,335,639
Samsung Electronics Co., Ltd.	352,168	14,738,531
SK Hynix, Inc.	132,826	8,787,483

		46,568,560

Malaysia—1.9%
Malayan Banking Bhd.	427,800	1,011,802
Public Bank Bhd.	958,000	5,786,079

		6,797,881

Mexico—1.3%
Grupo Financiero Banorte S.A.B de C.V., Class O	668,500	4,836,034

Peru—3.4%
Credicorp Ltd.	54,796	12,223,892

Russian Federation—6.6%
Alrosa PJSC (b)(c)	1,880,400	3,065,071
LUKOIL PJSC ADR	216,712	16,565,465
Mobile TeleSystems PJSC ADR	340,300	2,902,759
Sberbank of Russia PJSC (b)(c)	498,136	1,544,222

		24,077,517

South Africa—2.3%
Astral Foods Ltd.	60,809	1,060,322
Exxaro Resources Ltd.	133,117	1,368,480
Sasol Ltd.	153,253	5,921,086

		8,349,888

Taiwan—10.2%
Cathay Financial Holding Co., Ltd.	4,469,000	7,680,446
Chlitina Holding Ltd.	228,000	1,723,456
CTBC Financial Holding Co., Ltd.	2,589,000	1,949,301
Formosa Chemicals & Fibre Corp.	1,816,000	7,610,215
Grand Pacific Petrochemical	1,831,000	1,821,934
Powertech Technology, Inc.	335,000	912,729
Taiwan Cement Corp.	1,541,000	2,073,441
Taiwan Semiconductor Manufacturing Co., Ltd.	1,385,000	11,818,943
Uni-President Enterprises Corp.	561,000	1,463,651

		37,054,116

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Thailand—4.6%
Advanced Info Service PCL (b)(c)	177,200	$1,101,545
Krung Thai Bank PCL (b)(c)	3,006,100	1,877,707
Land & Houses PCL (b)(c)	4,252,700	1,512,247
PTT Exploration & Production PCL (b)(c)	1,226,800	5,887,786
PTT PCL (b)(c)	3,741,000	6,280,344

		16,659,629

Turkey—0.4%
Eregli Demir ve Celik Fabrikalari TAS	816,727	1,490,200

United Kingdom—1.1%
Mondi PLC	146,644	4,015,072

Total Common Stock (cost—$332,565,848)		351,784,875

PREFERRED STOCK—1.3%

Russian Federation—1.3%
Surgutneftegas PJSC (b)(c) (cost—$4,282,552)	7,848,124	4,551,912

	Principal Amount (000s)
Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $9,237,323; collateralized by Fannie Mae, 1.50%, due 6/22/20, valued at $9,423,960 including accrued interest (cost—$9,237,000)	$9,237	9,237,000

Total Investments (cost—$346,085,400) (a)—100.9%		365,573,787

Liabilities in excess of other assets—(0.9)%		(3,325,330)

Net Assets—100.0%		$362,248,457

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $260,619,730, representing 71.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $25,820,834, representing 7.1% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	18.7%
Oil, Gas & Consumable Fuels	16.1%
IT Services	8.1%
Semiconductors & Semiconductor Equipment	5.9%
Interactive Media & Services	5.7%
Chemicals	5.1%
Insurance	4.4%
Technology Hardware, Storage & Peripherals	4.1%
Paper & Forest Products	3.8%
Metals & Mining	3.3%
Construction Materials	2.9%
Internet & Direct Marketing Retail	2.8%
Personal Products	2.5%
Real Estate Management & Development	2.4%
Household Products	2.2%
Diversified Consumer Services	1.6%
Hotels, Restaurants & Leisure	1.5%
Machinery	1.4%
Wireless Telecommunication Services	1.1%
Equity Real Estate Investment Trusts (REITs)	1.1%
Food Products	0.7%
Construction & Engineering	0.7%
Electronic Equipment, Instruments & Components	0.6%
Specialty Retail	0.6%
Diversified Telecommunication Services	0.6%
Pharmaceuticals	0.3%
Gas Utilities	0.2%
Repurchase Agreements	2.5%
Liabilities in excess of other assets	(0.9)%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.9%

Aerospace & Defense—3.1%
Lockheed Martin Corp.	104,962	$36,312,653

Banks—2.9%
Bank of America Corp.	543,780	16,019,759
SVB Financial Group (a)	55,255	17,174,911

		33,194,670

Beverages—1.7%
Constellation Brands, Inc., Class A	91,943	19,824,750

Biotechnology—2.5%
Heron Therapeutics, Inc. (a)	372,660	11,794,689
Vertex Pharmaceuticals, Inc. (a)	90,780	17,496,937

		29,291,626

Capital Markets—3.1%
MSCI, Inc.	204,585	36,295,425

Chemicals—1.6%
DowDuPont, Inc.	290,015	18,650,865

Communications Equipment—0.8%
Arista Networks, Inc. (a)	33,140	8,810,600

Construction Materials—1.1%
Vulcan Materials Co.	113,595	12,631,764

Electrical Equipment—0.6%
Bloom Energy Corp., Class A (a)	212,895	7,255,462

Electronic Equipment, Instruments & Components—1.0%
Coherent, Inc. (a)	67,790	11,672,760

Healthcare Providers & Services—9.1%
Anthem, Inc.	85,220	23,354,541
CVS Health Corp.	314,245	24,737,366
UnitedHealth Group, Inc.	214,890	57,169,336

		105,261,243

Interactive Media & Services—5.9%
Alphabet, Inc., Class A (a)	27,454	33,139,174
Facebook, Inc., Class A (a)	85,901	14,127,279
Tencent Holdings Ltd. ADR	515,655	21,059,350

		68,325,803

Internet & Direct Marketing Retail—8.9%
Amazon.com, Inc. (a)	51,557	103,268,671

IT Services—12.4%
Mastercard, Inc., Class A	93,065	20,717,200
PayPal Holdings, Inc. (a)	360,155	31,636,015
Square, Inc. Class A (a)	309,270	30,620,823
Visa, Inc., Class A	401,200	60,216,108

		143,190,146

	Shares	Value*

Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc.	287,165	$20,256,619

Machinery—4.1%
Fortive Corp.	368,495	31,027,279
Parker-Hannifin Corp.	86,560	15,920,981

		46,948,260

Oil, Gas & Consumable Fuels—2.1%
EOG Resources, Inc.	190,940	24,358,216

Personal Products—1.3%
Estee Lauder Cos., Inc., Class A	101,150	14,699,118

Pharmaceuticals—1.9%
Zoetis, Inc.	237,435	21,739,549

Road & Rail—3.3%
Union Pacific Corp.	238,165	38,780,407

Semiconductors & Semiconductor Equipment—3.9%
Applied Materials, Inc.	399,400	15,436,810
NVIDIA Corp.	106,465	29,918,794

		45,355,604

Software—11.9%
Microsoft Corp.	503,200	57,550,984
Salesforce.com, Inc. (a)	313,880	49,916,336
ServiceNow, Inc. (a)	157,985	30,906,606

		138,373,926

Specialty Retail—6.9%
Burlington Stores, Inc. (a)	200,925	32,734,701
Floor & Decor Holdings, Inc., Class A (a)	297,980	8,990,056
Home Depot, Inc.	183,878	38,090,328

		79,815,085

Technology Hardware, Storage & Peripherals—5.7%
Apple, Inc.	294,900	66,570,726

Trading Companies & Distributors—2.3%
United Rentals, Inc. (a)	164,595	26,927,742

Total Common Stock (cost—$667,636,792)		1,157,811,690

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.1%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $742,026; collateralized by Fannie Mae, 1.50%, due 6/22/20, valued at $761,185 including accrued interest (cost—$742,000)	$742	$742,000

Total Investments (cost—$668,378,792)—100.0%		1,158,553,690

Other assets less liabilities—0.0%		379,421

Net Assets—100.0%		$1,158,933,111

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.6%

Australia—4.8%
BHP Billiton Ltd.	28,221	$703,010
South32 Ltd.	80,364	225,847

		928,857

Canada—7.9%
Canadian Natural Resources Ltd.	5,039	164,631
Enbridge, Inc.	9,641	311,103
First Quantum Minerals Ltd.	6,107	69,550
Lundin Mining Corp.	11,978	63,430
Nutrien Ltd.	5,348	308,794
Suncor Energy, Inc.	11,651	450,832
Teck Resources Ltd., Class B	7,230	174,243

		1,542,583

Denmark—0.5%
Vestas Wind Systems A/S	1,290	87,148

France—6.2%
Air Liquide S.A.	2,170	284,969
ArcelorMittal	6,195	192,332
Total S.A.	11,172	726,412

		1,203,713

Germany—1.7%
BASF SE	3,740	331,862

Japan—0.6%
Shin-Etsu Chemical Co., Ltd.	1,400	123,771

United Kingdom—14.1%
BP PLC	102,917	788,832
Rio Tinto PLC	11,999	605,248
Royal Dutch Shell PLC, Class A	22,004	754,483
Royal Dutch Shell PLC, Class B	16,810	588,460

		2,737,023

United States—63.8%
Air Products & Chemicals, Inc.	2,200	367,510
Albemarle Corp.	1,990	198,562
Anadarko Petroleum Corp.	2,185	147,291
Bloom Energy Corp., Class A (c)	3,395	115,702
Callon Petroleum Co. (c)	7,910	94,841
CF Industries Holdings, Inc.	4,380	238,447
Chevron Corp.	8,860	1,083,401
Concho Resources, Inc. (b)(c)	1,840	281,060
ConocoPhillips	7,345	568,503
Continental Resources, Inc. (c)	3,895	265,951
Core Laboratories NV	1,435	166,216
Devon Energy Corp.	5,205	207,888
Diamondback Energy, Inc.	1,320	178,451
DowDuPont, Inc.	8,200	527,342
Ecolab, Inc. (b)	2,095	328,454
EOG Resources, Inc.	5,205	664,002
Exxon Mobil Corp.	11,865	1,008,762
FMC Corp.	3,125	272,437

	Shares	Value*

Halliburton Co. (b)	3,375	$136,789
HollyFrontier Corp.	1,965	137,354
Kansas City Southern	1,340	151,795
Kinder Morgan, Inc.	20,065	355,752
Marathon Oil Corp.	16,025	373,062
Marathon Petroleum Corp.	5,590	447,032
National Oilwell Varco, Inc.	3,220	138,718
Occidental Petroleum Corp.	9,705	797,460
Parsley Energy, Inc., Class A (c)	3,565	104,276
Phillips 66	3,350	377,612
Pioneer Natural Resources Co.	1,228	213,905
Praxair, Inc.	1,760	282,885
Rowan Cos. PLC, Class A (c)	4,165	78,427
Schlumberger Ltd.	5,905	359,733
SM Energy Co.	5,155	162,537
Transocean Ltd. (c)	9,270	129,317
Union Pacific Corp.	1,795	292,280
Valero Energy Corp.	3,970	451,587
WildHorse Resource Development Corp. (c)	5,060	119,618
Williams Cos., Inc.	11,870	322,745
WPX Energy, Inc. (c)	14,165	285,000

		12,432,704

Total Investments (cost—$16,903,794) (a)—99.6%		19,387,661

Other assets less liabilities—0.4%		86,306

Net Assets—100.0%		$19,473,967

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $5,412,374, representing 27.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)

All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no open options written at September 30, 2018, however the Fund had securities segregated as collateral for any transactions in the future.

(c)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	63.9%
Chemicals	16.8%
Metals & Mining	10.4%
Energy Equipment & Services	5.2%
Road & Rail	2.3%
Electrical Equipment	1.0%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Australia—1.9%
ALS Ltd.	56,815	$366,628
Beach Energy Ltd.	320,529	496,230
Boral Ltd.	120,011	599,063
Challenger Ltd.	56,869	460,149
Downer EDI Ltd.	111,857	637,811
Eclipx Group Ltd.	134,761	250,247
GUD Holdings Ltd.	25,469	266,102
Santos Ltd.	118,935	624,431

		3,700,661

Austria—2.4%
ANDRITZ AG	21,708	1,266,126
Schoeller-Bleckmann Oilfield Equipment AG	8,795	961,373
UNIQA Insurance Group AG	119,657	1,194,810
Wienerberger AG	44,291	1,107,234

		4,529,543

China—0.4%
Angel Yeast Co., Ltd., Class A	80,500	345,096
China Everbright Greentech Ltd. (a)	374,488	319,321
Zhejiang Dingli Machinery Co., Ltd., Class A	21,874	172,278

		836,695

Denmark—1.7%
Ambu A/S, Class B	36,458	875,065
FLSmidth & Co. A/S	18,279	1,136,637
SimCorp A/S	15,364	1,329,072

		3,340,774

Finland—0.9%
Huhtamaki Oyj	24,383	781,066
Outotec Oyj (c)	137,295	897,999

		1,679,065

France—2.8%
APERAM S.A.	22,500	1,029,249
Ingenico Group S.A.	13,918	1,058,202
Korian S.A.	17,318	630,671
Nexity S.A.	21,972	1,214,378
Sartorius Stedim Biotech	10,960	1,509,122

		5,441,622

Germany—2.8%
Aareal Bank AG	29,820	1,243,390
Bechtle AG	16,280	1,652,634
CANCOM SE	28,384	1,280,797
Hella GmbH & Co. KGaA	20,462	1,140,351

		5,317,172

Hong Kong—0.9%
Johnson Electric Holdings Ltd.	208,500	588,733
Melco International Development Ltd.	200,000	398,153
Sa Sa International Holdings Ltd.	612,000	339,113

	Shares	Value*

Techtronic Industries Co., Ltd.	71,000	$452,887

		1,778,886

Indonesia—0.2%
Jasa Marga Persero Tbk PT	1,333,600	399,706

Italy—1.1%
Buzzi Unicem SpA	48,074	996,829
De’ Longhi SpA	36,668	1,149,323

		2,146,152

Japan—13.0%
Arata Corp.	7,600	381,104
COMSYS Holdings Corp.	66,100	1,957,615
Gunma Bank Ltd.	274,992	1,415,509
Ichigo, Inc.	284,100	1,065,179
Itochu Techno-Solutions Corp.	64,300	1,396,928
Japan Lifeline Co., Ltd.	14,800	312,863
KH Neochem Co., Ltd.	50,400	1,962,284
Link And Motivation, Inc.	22,800	283,951
Lion Corp.	60,300	1,339,240
Maruwa Co., Ltd.	15,800	1,054,505
Mitsubishi UFJ Lease & Finance Co., Ltd.	287,000	1,689,148
Miura Co., Ltd.	46,000	1,425,161
Nichirei Corp.	13,300	352,849
Nippon Carbon Co., Ltd.	10,500	726,651
Nippon Shinyaku Co., Ltd.	11,200	734,741
Nippon Thompson Co., Ltd.	57,100	379,522
Okamura Corp.	118,900	1,590,087
Pigeon Corp.	32,600	1,837,156
Rengo Co., Ltd.	203,100	1,731,885
Rohto Pharmaceutical Co., Ltd.	44,000	1,546,110
Sanyo Special Steel Co., Ltd.	11,100	270,801
Start Today Co., Ltd.	9,000	272,247
Ube Industries Ltd.	44,000	1,197,094

		24,922,630

Netherlands—0.6%
ASR Nederland NV	25,785	1,229,067

Norway—0.7%
Elkem ASA (a)(c)	278,541	1,390,418

Singapore—0.1%
Venture Corp., Ltd.	20,700	266,920

Spain—0.6%
Unicaja Banco S.A. (a)	647,481	1,054,910

Sweden—1.4%
AAK AB	95,706	1,656,621
Fastighets AB Balder, Class B (c)	39,219	1,087,442

		2,744,063

Switzerland—2.9%
ams AG	15,698	883,558

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Galenica AG (a)(c)	22,608	$1,289,716
Georg Fischer AG	832	942,380
Interroll Holding AG	721	1,405,230
OC Oerlikon Corp. AG (c)	71,354	980,593

		5,501,477

Taiwan—0.7%
ASPEED Technology, Inc.	12,000	239,709
Chipbond Technology Corp.	181,000	349,184
Ennoconn Corp.	31,113	285,316
Faraday Technology Corp.	200,000	356,934

		1,231,143

United Kingdom—5.8%
ASOS PLC (c)	15,394	1,154,340
Auto Trader Group PLC (a)	238,766	1,388,961
Genus PLC	37,467	1,165,431
HomeServe PLC	94,140	1,255,814
Intermediate Capital Group PLC	96,728	1,371,922
RPC Group PLC	98,878	1,023,969
Senior PLC	369,527	1,501,770
Spectris PLC	25,690	793,504
Tullow Oil PLC (c)	423,388	1,444,244

		11,099,955

United States—56.5%
2U, Inc. (c)	9,586	720,771
AAR Corp.	19,234	921,116
Air Lease Corp.	39,102	1,794,000
Air Transport Services Group, Inc. (c)	43,019	923,618
Alcoa Corp. (c)	16,262	656,985
Allegheny Technologies, Inc. (c)	30,184	891,937
Ameris Bancorp	23,899	1,092,184
Avanos Medical, Inc. (c)	24,051	1,647,493
Bio-Rad Laboratories, Inc., Class A (c)	5,629	1,761,821
Bluebird Bio, Inc. (c)	3,981	581,226
Boingo Wireless, Inc. (c)	28,209	984,494
Bright Horizons Family Solutions, Inc. (c)	11,728	1,382,028
Brink’s Co.	12,581	877,525
Brown & Brown, Inc.	55,552	1,642,673
Calavo Growers, Inc.	10,459	1,010,339
Callaway Golf Co.	41,286	1,002,837
Callon Petroleum Co. (c)	121,599	1,457,972
Carter’s, Inc.	11,588	1,142,577
Catalent, Inc. (c)	26,848	1,222,926
CBIZ, Inc. (c)	37,778	895,339
CenterState Bank Corp.	45,118	1,265,560
Charles River Laboratories International, Inc. (c)	8,803	1,184,356
Chart Industries, Inc. (c)	15,109	1,183,488
Children’s Place, Inc.	7,654	978,181
Churchill Downs, Inc.	5,006	1,390,166
Columbus McKinnon Corp.	31,304	1,237,760

	Shares	Value*

Dine Brands Global, Inc.	17,177	$1,396,662
Dolby Laboratories, Inc., Class A	20,828	1,457,335
Eagle Materials, Inc.	7,817	666,321

Energen Corp. (c)	17,956	1,547,268
Entegris, Inc.	18,964	549,008
Envestnet, Inc. (c)	20,052	1,222,169
EPAM Systems, Inc. (c)	8,202	1,129,415
Equity LifeStyle Properties, Inc. REIT	15,444	1,489,574
Everbridge, Inc. (c)	9,807	565,275
First Industrial Realty Trust, Inc. REIT	52,529	1,649,411
First Merchants Corp.	35,288	1,587,607
Five9, Inc. (c)	13,685	597,898
G-III Apparel Group Ltd. (c)	21,736	1,047,458
Gardner Denver Holdings, Inc. (c)	19,330	547,812
Golden Entertainment, Inc. (c)	26,794	643,324
Granite Construction, Inc.	19,996	913,817
Hanover Insurance Group, Inc.	7,844	967,714
Harsco Corp. (c)	22,406	639,691
Healthcare Services Group, Inc.	20,042	814,106
HighPoint Resources Corp. (c)	146,236	713,632
Hill-Rom Holdings, Inc.	17,093	1,613,579
Howard Hughes Corp. (c)	10,780	1,339,092
Huntsman Corp.	32,175	876,125
ImmunoGen, Inc. (c)	52,168	494,031
Immunomedics, Inc. (c)	25,877	539,018
Ingevity Corp. (c)	16,986	1,730,534
Instructure, Inc. (c)	18,776	664,670
Insulet Corp. (c)	8,753	927,380
KAR Auction Services, Inc.	18,028	1,076,091
Keysight Technologies, Inc. (c)	12,934	857,266
Kilroy Realty Corp. REIT	21,803	1,563,057
Kinsale Capital Group, Inc.	31,627	2,019,700
Kratos Defense & Security Solutions, Inc. (c)	41,134	607,961
Lamb Weston Holdings, Inc.	23,116	1,539,526
Ligand Pharmaceuticals, Inc. (c)	2,360	647,796
LPL Financial Holdings, Inc.	26,076	1,682,163
Merit Medical Systems, Inc. (c)	31,267	1,921,357
Monolithic Power Systems, Inc.	10,524	1,321,078
Neurocrine Biosciences, Inc. (c)	5,468	672,291
Nexstar Media Group, Inc., Class A	13,991	1,138,867
Novocure Ltd. (c)	15,084	790,402
NRG Energy, Inc.	31,156	1,165,234
Omnicell, Inc. (c)	12,045	866,035
ORBCOMM, Inc. (c)	58,201	632,063
Pacific Premier Bancorp, Inc. (c)	41,354	1,538,369
Penn Virginia Corp. (c)	11,068	891,417
Performance Food Group Co. (c)	30,364	1,011,121
Pool Corp.	5,990	999,611
PRA Health Sciences, Inc. (c)	11,403	1,256,497
Preferred Bank	19,135	1,119,397
ProPetro Holding Corp. (c)	47,666	786,012

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

PTC, Inc. (c)	11,176	$1,186,779
R1 RCM, Inc. (c)	69,418	705,287
RealPage, Inc. (c)	10,870	716,333
Retail Opportunity Investments Corp.	57,942	1,081,777
Sage Therapeutics, Inc. (c)	2,983	421,349
Seacoast Banking Corp. of Florida (c)	34,273	1,000,772
Service Corp. International	50,377	2,226,663

Simply Good Foods Co. (c)	77,366	1,504,769
Spartan Motors, Inc.	32,085	473,254
STAG Industrial, Inc. REIT	59,312	1,631,080
Supernus Pharmaceuticals, Inc. (c)	17,940	903,279
Tabula Rasa HealthCare, Inc. (c)	8,044	653,092
Texas Roadhouse, Inc.	13,069	905,551
Trupanion, Inc. (c)	21,913	782,951
Tyler Technologies, Inc. (c)	2,467	604,563
Universal Display Corp.	4,532	534,323
USA Technologies, Inc. (c)	64,768	466,330
Visteon Corp. (c)	6,014	558,701
WellCare Health Plans, Inc. (c)	7,242	2,320,989
West Pharmaceutical Services, Inc.	4,882	602,781
Western Alliance Bancorp (c)	28,047	1,595,594
WildHorse Resource Development Corp. (c)	49,705	1,175,026
Willscot Corp. (c)	54,511	934,864
Zendesk, Inc. (c)	8,235	584,685
Zynga, Inc., Class A (c)	171,071	685,995

		108,539,396

Total Common Stock (cost—$150,951,231)		187,150,255

PREFERRED STOCK—0.6%

Germany—0.6%

Jungheinrich AG (cost—$853,453)	28,100	1,069,429

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $3,894,136; collateralized by Fannie Mae, 1.38%, due 10/7/21, valued at $2,875,049 and U.S. Treasury Notes, 1.75%—2.00%, due 5/31/21—11/30/21, valued at $1,100,314 including accrued interest (cost—$3,894,000)	$3,894	3,894,000

Total Investments (cost—$155,698,684) (b)—100.0%		192,113,684

Liabilities in excess of other assets—(0.0)%		(73,162)

Net Assets—100.0%		$192,040,522

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $5,443,326, representing 2.8% of net assets.

(b)	Securities with an aggregate value of $79,680,288, representing 41.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Machinery	6.6%
Banks	6.1%
Healthcare Equipment & Supplies	5.1%
Oil, Gas & Consumable Fuels	4.3%
Software	4.3%
Insurance	4.1%
Equity Real Estate Investment Trusts (REITs)	3.9%
Chemicals	3.7%
Food Products	3.3%
Commercial Services & Supplies	3.3%
Pharmaceuticals	3.0%
Electronic Equipment, Instruments & Components	2.9%
IT Services	2.8%
Construction & Engineering	2.6%
Hotels, Restaurants & Leisure	2.5%
Biotechnology	2.4%
Semiconductors & Semiconductor Equipment	2.2%
Life Sciences Tools & Services	2.2%
Healthcare Providers & Services	2.1%
Real Estate Management & Development	1.9%
Diversified Consumer Services	1.9%
Containers & Packaging	1.8%
Construction Materials	1.8%
Diversified Financial Services	1.7%
Household Products	1.6%
Capital Markets	1.6%
Aerospace & Defense	1.6%
Metals & Mining	1.5%
Textiles, Apparel & Luxury Goods	1.1%
Auto Components	1.0%
Trading Companies & Distributors	0.9%
Energy Equipment & Services	0.9%
Household Durables	0.8%
Professional Services	0.8%
Healthcare Technology	0.8%
Independent Power Producers & Energy Traders	0.8%
Internet & Direct Marketing Retail	0.7%
Interactive Media & Services	0.7%
Distributors	0.7%
Specialty Retail	0.7%
Electrical Equipment	0.7%
Thrifts & Mortgage Finance	0.6%
Media	0.6%
Food & Staples Retailing	0.5%
Leisure Equipment & Products	0.5%
Wireless Telecommunication Services	0.5%
Air Freight & Logistics	0.5%
Technology Hardware, Storage & Peripherals	0.4%
Entertainment	0.4%
Diversified Telecommunication Services	0.3%
Transportation Infrastructure	0.2%
Consumer Finance	0.1%
Repurchase Agreements	2.0%
Liabilities in excess of other assets	(0.0)%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.9%

Biotechnology—24.2%
AbbVie, Inc.	28,011	$2,649,280
Agios Pharmaceuticals, Inc. (d)	4,285	330,459
Alexion Pharmaceuticals, Inc. (d)	9,925	1,379,674
Alnylam Pharmaceuticals, Inc. (d)	10,560	924,211
Amgen, Inc.	24,195	5,015,382
Autolus Therapeutics PLC ADR (d)	13,335	402,184
BeiGene Ltd. ADR (d)	2,220	382,328
Biogen, Inc. (d)	10,618	3,751,446
BioMarin Pharmaceutical, Inc. (d)	21,909	2,124,516
Bluebird Bio, Inc. (d)	6,580	960,680
Celgene Corp. (d)	27,670	2,476,188
CytomX Therapeutics, Inc. (d)	48,385	895,122
Denali Therapeutics, Inc. (d)	20,635	448,605
Gilead Sciences, Inc.	72,436	5,592,784
Heron Therapeutics, Inc. (d)	80,635	2,552,098
Incyte Corp. (d)	5,723	395,345
Insmed, Inc. (d)	31,010	627,022
Invitae Corp. (d)	35,000	585,550
Iovance Biotherapeutics, Inc. (d)	120,255	1,352,869
Neurocrine Biosciences, Inc. (d)	13,805	1,697,325
REGENXBIO, Inc. (d)	10,795	815,022
Sarepta Therapeutics, Inc. (d)	6,115	987,634
Vertex Pharmaceuticals, Inc. (d)	19,245	3,709,281

		40,055,005

Healthcare Equipment & Supplies—14.7%
Abbott Laboratories	77,728	5,702,126
Baxter International, Inc.	26,156	2,016,366
Boston Scientific Corp. (d)	87,577	3,371,715
DENTSPLY SIRONA, Inc.	20,795	784,803
Edwards Lifesciences Corp. (d)	6,495	1,130,780
Glaukos Corp. (d)	13,575	881,018
Hill-Rom Holdings, Inc.	13,020	1,229,088
Insulet Corp. (d)	9,675	1,025,066
Intuitive Surgical, Inc. (d)	5,280	3,030,720
Novocure Ltd. (d)	11,270	590,548
Quotient Ltd. (d)	172,575	1,302,941
Teleflex, Inc.	8,405	2,236,486
Wright Medical Group NV (d)	33,420	969,848

		24,271,505

Healthcare Providers & Services—21.7%
Addus HomeCare Corp. (d)	25,370	1,779,706
Anthem, Inc.	25,985	7,121,189
Centene Corp. (d)	7,480	1,082,954
Cigna Corp.	12,090	2,517,743
CVS Health Corp.	80,545	6,340,502
Quest Diagnostics, Inc.	21,520	2,322,223
UnitedHealth Group, Inc.	49,251	13,102,736
Universal Health Services, Inc., Class B	13,105	1,675,343

		35,942,396

	Shares	Value*

Life Sciences Tools & Services—6.5%
Agilent Technologies, Inc.	67,240	$4,743,110
Illumina, Inc. (d)	4,640	1,703,158
Thermo Fisher Scientific, Inc.	17,520	4,276,282

		10,722,550

Pharmaceuticals—29.8%
AIT Therapeutics, Inc. (d)	123,899	538,961
Allergan PLC	20,506	3,905,983
AstraZeneca PLC ADR	118,920	4,705,664
Bristol-Myers Squibb Co.	65,545	4,069,034
Catalent, Inc. (d)	28,055	1,277,905
Eisai Co., Ltd.	7,600	740,370
Endo International PLC (d)	37,300	627,759
Intersect ENT, Inc. (d)	43,855	1,260,831
Johnson & Johnson	65,282	9,020,014
Medicines Co. (d)	9,865	295,062
Merck & Co., Inc.	87,057	6,175,824
Mylan NV (d)	66,041	2,417,101
Novartis AG ADR	93,013	8,014,000
Odonate Therapeutics, Inc. (d)	30,790	597,634
Pfizer, Inc.	67,344	2,967,850
Zoetis, Inc.	29,990	2,745,884

		49,359,876

Total Common Stock (cost—$133,508,064)		160,351,332

	Units

WARRANTS—0.1%

Pharmaceuticals—0.1%

AIT Therapeutics, Inc., (b)(c)(d) (cost—$1,239)	123,899	123,899

	Principal Amount (000s)

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $5,619,197; collateralized by U.S. Treasury Notes, 2.00%, due 5/31/21, valued at $5,736,166 including accrued interest (cost—$5,619,000)	$5,619	5,619,000

Total Investments (cost—$139,128,303) (a)—100.4%		166,094,231

Liabilities in excess of other assets—(0.4)%		(695,909)

Net Assets—100.0%		$165,398,322

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2018 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with a value of $740,370, representing 0.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $123,899, representing 0.1% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—34.4%

Advertising—0.0%
Affinion Group Holdings, Inc., Class A (cost—$1,422,155; purchased 11/4/15) (a)(d)(f)(h)(j)	80,205	$903,910
Mood Media Corp. (d)(f)(j)	286,500	320,880

		1,224,790

Aerospace & Defense—1.1%
Arconic, Inc.	286,070	6,296,401
Boeing Co. (g)	56,500	21,012,350
Erickson, Inc. (d)(f)(j)	10,866	359,012
Raytheon Co.	80,100	16,553,466

		44,221,229

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(f)(j)	2,328	64,253

Automobiles—0.3%
Ford Motor Co.	1,199,700	11,097,225

Banks—1.2%
Bank of America Corp.	676,900	19,941,474
JPMorgan Chase & Co.	274,100	30,929,444

		50,870,918

Beverages—0.3%
PepsiCo, Inc. (g)	120,300	13,449,540

Biotechnology—1.8%
AbbVie, Inc.	215,900	20,419,822
Biogen, Inc. (j)	29,700	10,493,307
Gilead Sciences, Inc.	239,250	18,472,492
Vertex Pharmaceuticals, Inc. (g)(j)	137,300	26,463,202

		75,848,823

Building Products—0.3%
Johnson Controls International PLC	370,382	12,963,370

Chemicals—0.5%
Chemours Co.	238,400	9,402,496
DowDuPont, Inc. (g)	178,600	11,485,766

		20,888,262

Commercial Services—0.0%
Cenveo Corp. (d)(f)(j)	19,074	576,798

Commercial Services & Supplies—0.1%
Stericycle, Inc. (j)	66,843	3,922,347

Construction & Engineering—0.3%
Fluor Corp.	209,800	12,189,380

Diversified Telecommunication Services—0.0%
Frontier Communications Corp.	210,781	1,367,969

	Shares	Value*

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. Class A	109,600	$10,304,592

Energy Equipment & Services—0.4%
National Oilwell Varco, Inc.	145,600	6,272,448
Schlumberger Ltd.	172,400	10,502,608

		16,775,056

Food & Staples Retailing—1.4%`
Costco Wholesale Corp. (g)	106,400	24,991,232
Kroger Co.	472,000	13,739,920
Walgreens Boots Alliance, Inc.	286,600	20,893,140

		59,624,292

Food Products—0.2%
Archer-Daniels-Midland Co. (g)	159,650	8,025,606

Healthcare Equipment & Supplies—1.7%
Align Technology, Inc. (g)(j)	36,400	14,240,408
Baxter International, Inc.	300,700	23,180,963
Boston Scientific Corp. (g)(j)	285,500	10,991,750
Intuitive Surgical, Inc. (g)(j)	41,800	23,993,200

		72,406,321

Healthcare Providers & Services—1.3%
Laboratory Corp. of America Holdings (j)	49,000	8,510,320
McKesson Corp.	114,300	15,161,895
UnitedHealth Group, Inc. (g)	106,600	28,359,864

		52,032,079

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp. (g)	117,200	19,606,388
Starbucks Corp.	325,600	18,507,104
Wynn Resorts Ltd.	54,700	6,950,182

		45,063,674

Household Durables—0.3%
DR Horton, Inc.	320,000	13,497,600

Independent Power Producers & Energy Traders—0.1%
Vistra Energy Corp. (j)	144,101	3,585,233

Industrial Conglomerates—0.6%
3M Co.	50,100	10,556,571
General Electric Co.	326,200	3,682,798
Honeywell International, Inc. (g)	66,100	10,999,040

		25,238,409

Insurance—0.2%
Progressive Corp.	99,500	7,068,480

Interactive Media & Services—1.6%
Alphabet, Inc., Class A (g)(j)	33,400	40,316,472
Facebook, Inc., Class A (j)	153,700	25,277,502

		65,593,974

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Internet & Direct Marketing Retail—2.0%
Alibaba Group Holding Ltd. ADR (g)(j)	114,600	$18,881,496
Amazon.com, Inc. (j)	21,800	43,665,400
Netflix, Inc. (g)(j)	49,900	18,669,087

		81,215,983

IT Services—2.1%
International Business Machines Corp.	92,200	13,941,562
PayPal Holdings, Inc. (g)(j)	231,700	20,352,528
Visa, Inc., Class A	284,200	42,655,578
Worldpay, Inc., Class A (j)	106,200	10,754,874

		87,704,542

Machinery—1.3%
Caterpillar, Inc.	202,500	30,879,225
Deere & Co.	157,900	23,737,107

		54,616,332

Media—1.1%
Comcast Corp., Class A	437,700	15,498,957
LiveStyle, Inc. (a)(d)(f)(j)(l)	202,319	20
Postmedia Network Canada Corp. (d)(f)(j)	1,018,823	1,375,411
Walt Disney Co. (g)	238,900	27,936,966

		44,811,354

Metals & Mining—0.2%
ArcelorMittal	180,611	5,573,655
Freeport-McMoRan, Inc.	113,100	1,574,352

		7,148,007

Multi-Line Retail—0.7%
Target Corp. (g)	311,900	27,512,699

Oil, Gas & Consumable Fuels—1.2%
Arch Coal, Inc., Class A	1,858	166,105
Chesapeake Energy Corp. (j)	1,250,759	5,615,908
Energy XXI Gulf Coast, Inc. (j)	44,964	375,899
Hercules Offshore, Inc. (d)(f)(j)	174,935	197,677
Occidental Petroleum Corp.	229,700	18,874,449
Riviera Resources, Inc. (j)	25,527	547,554
Roan Resources, Inc. (j)	25,527	455,657
Southwestern Energy Co. (j)	508,010	2,595,931
Talos Energy, Inc. (j)	98,625	3,236,872
Valero Energy Corp.	147,800	16,812,250
Vanguard Natural Resources, Inc. (d)(f)(j)	12,187	113,827

		48,992,129

Pharmaceuticals—0.8%
Allergan PLC	99,241	18,903,426
Bristol-Myers Squibb Co.	242,700	15,066,816

		33,970,242

Road & Rail—0.7%
Union Pacific Corp. (g)	165,300	26,915,799

	Shares	Value*

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(f)(j)	463	$10,552

Semiconductors & Semiconductor Equipment—3.0%
Broadcom, Inc. (g)	90,800	22,403,084
Intel Corp.	350,600	16,579,874
Micron Technology, Inc. (j)	379,100	17,146,693
NVIDIA Corp. (g)	102,500	28,804,550
QUALCOMM, Inc.	237,700	17,121,531
Texas Instruments, Inc.	196,000	21,028,840

		123,084,572

Software—3.6%
Adobe Systems, Inc. (g)(j)	91,300	24,646,435
Microsoft Corp.	382,000	43,689,340
Oracle Corp.	194,600	10,033,576
Salesforce.com, Inc. (g)(j)	233,000	37,053,990
ServiceNow, Inc. (g)(j)	70,900	13,870,167
Take-Two Interactive Software, Inc. (j)	139,700	19,277,203

		148,570,711

Specialty Retail—0.7%
Home Depot, Inc.	140,800	29,166,720

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	194,100	43,816,134
NetApp, Inc. (g)	246,400	21,163,296
Western Digital Corp.	1,953	114,329

		65,093,759

Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc., Class B (g)	126,100	10,683,192

Trading Companies & Distributors—0.1%
WESCO International, Inc. (j)	54,455	3,346,260

Total Common Stock (cost—$1,636,855,601)		1,420,743,073

	Principal Amount (000s)

CORPORATE BONDS & NOTES—30.3%

Advertising—0.0%
Mood Media Borrower LLC, 6 mo. LIBOR + 14.00%, PIK 8.00% (d)(f)(i),
9.25%, 7/1/24	$1,034	1,033,589

Aerospace & Defense—0.5%
Arconic, Inc.,
5.90%, 2/1/27	2,795	2,847,560
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	5,190	5,353,745

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

TransDigm, Inc.,
6.50%, 5/15/25	$9,645	$9,849,956
Triumph Group, Inc.,
7.75%, 8/15/25	4,175	4,065,406

		22,116,667

Auto Components—0.4%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	4,308	4,404,930
Delphi Technologies PLC (a)(b),
5.00%, 10/1/25	8,155	7,696,281
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	3,350	3,358,375

		15,459,586

Auto Manufacturers—0.2%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	9,585	10,016,325

Banks—0.1%
CIT Group, Inc.,
6.125%, 3/9/28	5,640	5,907,900

Building Materials—0.3%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	7,415	7,155,475
Jeld-Wen, Inc. (a)(b),
4.875%, 12/15/27	4,635	4,235,231

		11,390,706

Chemicals—1.4%
Chemours Co.,
6.625%, 5/15/23	7,000	7,329,630
7.00%, 5/15/25	7,520	8,012,485
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	6,865	7,088,113
Olin Corp.,
5.00%, 2/1/30	8,130	7,632,037
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	8,445	8,666,681
PQ Corp. (a)(b),
5.75%, 12/15/25	3,100	3,084,500
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	5,645	5,456,175
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	5,510	5,124,300
Tronox, Inc. (a)(b),
6.50%, 4/15/26	4,765	4,604,181

		56,998,102

Commercial Services—1.5%
Ashtead Capital, Inc. (a)(b),
5.25%, 8/1/26	6,870	6,951,581

	Principal Amount (000s)	Value*

Cardtronics, Inc.,
5.125%, 8/1/22	$3,105	$3,071,466
5.50%, 5/1/25 (a)(b)	2,490	2,390,400
Cenveo Corp. (a)(b)(d)(f),
6.00%, 5/15/24 (cost—$9,555,536; purchased 3/22/12-3/11/16) (h)	8,116	446,380
8.50%, 9/15/22	1,520	30,400
Gartner, Inc. (a)(b),
5.125%, 4/1/25	8,150	8,214,140
Hertz Corp. (a)(b),
5.50%, 10/15/24	5,215	4,354,525
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	7,885	7,668,163
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	3,885	3,933,563
Monitronics International, Inc.,
9.125%, 4/1/20	6,450	4,902,000
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,234,938
7.00%, 2/15/22	5,500	5,692,500
United Rentals North America, Inc.,
4.625%, 10/15/25	3,780	3,676,050
5.50%, 7/15/25	8,930	9,142,087

		63,708,193

Computers—0.5%
Dell International LLC (a)(b),
7.125%, 6/15/24	7,485	8,041,019
DynCorp International, Inc., PIK 1.50%,
11.875%, 11/30/20	708	740,017
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	7,620	7,239,000
Seagate HDD Cayman,
4.75%, 1/1/25	7,055	6,770,680

		22,790,716

Distribution/Wholesale—0.5%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	7,070	7,070,000
HD Supply, Inc. (a)(b),
5.75%, 4/15/24	6,700	7,060,125
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	4,665	4,839,937

		18,970,062

Diversified Financial Services—1.4%
Ally Financial, Inc.,
5.75%, 11/20/25	8,010	8,300,362
8.00%, 3/15/20	2,995	3,188,177
Community Choice Financial Issuer LLC (a)(b),
9.00%, 9/6/20	12,000	12,028,800

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Community Choice Financial, Inc.,
10.75%, 5/1/19	$9,560	$7,504,600
Navient Corp.,
6.625%, 7/26/21	820	856,900
7.25%, 9/25/23	6,655	7,087,575
Springleaf Finance Corp.,
5.625%, 3/15/23	4,645	4,639,194
8.25%, 10/1/23	4,590	5,083,425
Travelport Corporate Finance PLC (a)(b),
6.00%, 3/15/26	7,680	7,819,546

		56,508,579

Electric Utilities—0.5%
Calpine Corp.,
5.75%, 1/15/25	6,140	5,456,925
NRG Energy, Inc.,
5.75%, 1/15/28 (a)(b)	9,190	9,304,875
6.25%, 5/1/24	2,573	2,688,785
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,607,875

		20,058,460

Electronic Equipment, Instruments & Components—0.3%
Energizer Gamma Acquisition, Inc. (a)(b),
6.375%, 7/15/26	1,495	1,549,194
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	9,985	9,960,037

		11,509,231

Engineering & Construction—0.6%
AECOM,
5.125%, 3/15/27	2,125	2,077,400
5.875%, 10/15/24	8,550	9,098,397
TopBuild Corp. (a)(b),
5.625%, 5/1/26	5,690	5,576,200
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	6,780	6,983,400

		23,735,397

Entertainment—1.3%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	8,420	8,110,565
Cedar Fair L.P.,
5.375%, 6/1/24	5,900	5,900,000
5.375%, 4/15/27	2,465	2,403,375
Delta Merger Sub, Inc. (a)(b),
6.00%, 9/15/26	5,625	5,709,375
Eldorado Resorts, Inc.,
6.00%, 9/15/26	6,145	6,244,856

	Principal Amount (000s)	Value*

International Game Technology PLC (a)(b),
6.25%, 1/15/27	$5,405	$5,486,075
6.50%, 2/15/25	4,875	5,082,188
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	7,690	7,324,725
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	8,315	8,599,290

		54,860,449

Equity Real Estate Investment Trusts (REITs)—0.5%
Crown Castle International Corp.,
3.70%, 6/15/26	4,210	4,027,589
CyrusOne L.P.,
5.00%, 3/15/24	5,425	5,540,281
5.375%, 3/15/27	2,565	2,629,125
Equinix, Inc.,
5.375%, 5/15/27	4,700	4,719,552
Uniti Group L.P. (a)(b),
7.125%, 12/15/24	2,500	2,300,000

		19,216,547

Food & Beverage—0.3%
B&G Foods, Inc.,
5.25%, 4/1/25	1,415	1,359,900
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	9,155	9,029,119

		10,389,019

Food Service—0.2%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	9,360	9,196,200

Healthcare Providers & Services—0.8%
HCA, Inc.,
5.375%, 9/1/26	2,965	3,007,993
5.625%, 9/1/28	1,965	1,979,738
7.50%, 2/15/22	8,185	8,983,037
Tenet Healthcare Corp.,
5.125%, 5/1/25	2,280	2,251,500
8.125%, 4/1/22	8,010	8,470,975
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	7,360	7,507,200

		32,200,443

Healthcare-Products—0.3%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	4,255	4,181,942
Hologic, Inc. (a)(b),
4.625%, 2/1/28	4,180	3,939,650

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Teleflex, Inc.,
5.25%, 6/15/24	$5,490	$5,674,189

		13,795,781

Healthcare-Services—1.2%
Centene Corp.,
4.75%, 1/15/25	3,135	3,135,000
5.375%, 6/1/26 (a)(b)	7,895	8,112,113
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	5,340	5,433,450
Community Health Systems, Inc.,
6.25%, 3/31/23	1,985	1,893,194
6.875%, 2/1/22	2,500	1,413,250
7.125%, 7/15/20	4,595	4,066,575
8.00%, 11/15/19	1,705	1,662,375
DaVita, Inc.,
5.125%, 7/15/24	8,620	8,361,400
Encompass Health Corp.,
5.75%, 11/1/24	8,345	8,490,286
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	5,785	5,955,658
6.25%, 12/1/24	2,420	2,613,600

		51,136,901

Home Builders—0.5%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,611,675
7.25%, 2/1/23	138	136,620
Brookfield Residential Properties, Inc. (a)(b),
6.125%, 7/1/22	4,765	4,782,869
6.50%, 12/15/20	6,050	6,087,812
KB Home,
8.00%, 3/15/20	3,905	4,139,691
Lennar Corp.,
5.875%, 11/15/24	2,665	2,784,925

		19,543,592

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	4,725	4,795,875

Insurance—0.3%
CNO Financial Group, Inc.,
5.25%, 5/30/25	6,205	6,375,637
Prudential Financial, Inc. (converts to FRN on 9/15/28) (i),
5.70%, 9/15/48	4,550	4,537,283

		10,912,920

Internet—0.8%
Match Group, Inc. (a)(b),
5.00%, 12/15/27	7,675	7,675,768

	Principal Amount (000s)	Value*

Netflix, Inc.,
5.875%, 2/15/25	$7,090	$7,347,013
5.875%, 11/15/28 (a)(b)	4,635	4,655,023
Symantec Corp. (a)(b),
5.00%, 4/15/25	5,155	5,121,471
Zayo Group LLC (a)(b),
5.75%, 1/15/27	7,975	8,010,887

		32,810,162

Iron/Steel—0.4%
AK Steel Corp.,
7.00%, 3/15/27	3,580	3,454,700
7.50%, 7/15/23	2,635	2,786,512
Steel Dynamics, Inc.,
5.50%, 10/1/24	815	835,986
United States Steel Corp.,
6.875%, 8/15/25	8,595	8,820,619

		15,897,817

Leisure—0.0%
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	2,100	2,054,430

Lodging—0.7%
Hilton Domestic Operating Co., Inc. (a)(b),
5.125%, 5/1/26	6,795	6,786,506
Hilton Worldwide Finance LLC,
4.625%, 4/1/25	3,145	3,096,253
MGM Resorts International,
6.00%, 3/15/23	4,500	4,668,750
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	7,110	7,083,337
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	6,405	6,204,844

		27,839,690

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	7,460	7,422,700

Machinery-Diversified—0.2%
Mueller Water Products, Inc. (a)(b),
5.50%, 6/15/26	4,840	4,876,300
Tennant Co., 5.625%, 5/1/25	3,645	3,708,788

		8,585,088

Media—1.9%
Cablevision Systems Corp.,
8.00%, 4/15/20	6,250	6,601,562
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	1,625	1,544,741
5.50%, 5/1/26 (a)(b)	6,460	6,403,475
5.75%, 1/15/24	6,915	7,044,656

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	$7,610	$7,803,066
CSC Holdings LLC,
6.75%, 11/15/21	2,075	2,191,719
DISH DBS Corp.,
5.875%, 7/15/22	4,880	4,779,350
6.75%, 6/1/21	6,000	6,142,500
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	9,000	8,943,750
LIN Television Corp.,
5.875%, 11/15/22	5,755	5,870,100
LiveStyle, Inc., (cost—$7,085,214; purchased 1/31/14-10/7/15) (a)(b)(c)(d)(f)(h)(l),
9.625%, 2/1/19	7,628	153
Meredith Corp.
(a)(b), 6.875%, 2/1/26	7,500	7,706,250
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	3,635	3,566,844
Sinclair Television Group, Inc.,
6.125%, 10/1/22	1,000	1,022,500
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	8,140	7,873,089

		77,493,755

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	3,790	3,903,700

Mining—0.8%
Alcoa Nederland Holding BV (a)(b),
6.125%, 5/15/28	3,060	3,151,800
6.75%, 9/30/24	4,205	4,467,813
7.00%, 9/30/26	950	1,024,813
Constellium NV (a)(b),
6.625%, 3/1/25	6,930	7,068,600
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,030	1,004,250
3.875%, 3/15/23	9,250	8,971,760
Hudbay Minerals, Inc. (a)(b),
7.25%, 1/15/23	1,515	1,564,404
7.625%, 1/15/25	4,965	5,151,187
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,500	1,640,835

		34,045,462

Miscellaneous Manufacturing—0.1%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	6,095	6,110,238

Oil, Gas & Consumable Fuels—3.2%
AmeriGas Partners L.P.,
5.875%, 8/20/26	6,865	6,847,838

	Principal Amount (000s)	Value*

Callon Petroleum Co.,
6.125%, 10/1/24	$4,820	$4,928,450
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	9,925	9,925,000
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	8,125	8,338,281
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	6,357,750
8.00%, 1/15/25	3,965	4,101,793
CNX Resources Corp.,
5.875%, 4/15/22	5,530	5,551,014
Cobalt International Energy, Inc.,
7.75%, 12/1/23	9,216	5,328,323
Continental Resources, Inc.,
5.00%, 9/15/22	3,208	3,254,879
CVR Refining LLC,
6.50%, 11/1/22	5,550	5,661,000
Ensco PLC,
5.20%, 3/15/25	1,295	1,131,506
7.75%, 2/1/26	6,520	6,495,550
EP Energy LLC,
9.375%, 5/1/20	8,765	8,743,087
Nabors Industries, Inc. (a)(b),
5.75%, 2/1/25	1,910	1,835,279
Noble Holding International Ltd.,
7.75%, 1/15/24	6,740	6,723,150
Oasis Petroleum, Inc.,
6.875%, 3/15/22	6,745	6,871,334
Range Resources Corp.,
4.875%, 5/15/25	7,750	7,372,187
Sable Permian Resources Land LLC (a)(b),
7.375%, 11/1/21	5,000	3,425,000
Sanchez Energy Corp.,
6.125%, 1/15/23	6,240	3,619,200
SM Energy Co.,
6.625%, 1/15/27	6,940	7,182,900
Sunoco L.P. (a)(b),
5.50%, 2/15/26	4,605	4,459,943
5.875%, 3/15/28	4,030	3,878,875
Talos Production LLC (a)(b),
11.00%, 4/3/22	1,168	1,255,527
Transocean, Inc. (a)(b),
7.50%, 1/15/26	8,445	8,740,575
Weatherford International Ltd.,
8.25%, 6/15/23	2,170	2,061,500

		134,089,941

Paper & Forest Products—0.1%
Mercer International, Inc.,
5.50%, 1/15/26	5,370	5,276,025

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Pharmaceuticals—0.8%
Bausch Health Cos, Inc. (a)(b),
6.125%, 4/15/25	$9,220	$8,791,731
7.50%, 7/15/21	6,450	6,587,062
Endo Finance LLC (a)(b),
5.375%, 1/15/23	7,895	6,987,075
Horizon Pharma, Inc.,
6.625%, 5/1/23	8,115	8,317,875
8.75%, 11/1/24 (a)(b)	1,370	1,469,325

		32,153,068

Pipelines—0.6%
Cheniere Energy Partners L.P. (a)(b),
5.625%, 10/1/26	7,345	7,407,065
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	6,710	6,877,750
Energy Transfer Equity L.P.,
5.875%, 1/15/24	4,596	4,848,780
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	4,000	4,300,316

		23,433,911

Real Estate—0.6%
Equinix, Inc.,
5.375%, 1/1/22	3,855	3,989,925
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	5,525	5,089,906
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	8,858	8,769,420
Uniti Group L.P.,
8.25%, 10/15/23	6,230	5,980,800

		23,830,051

Retail—1.1%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	8,990	8,630,490
Beacon Roofing Supply, Inc. (a)(b),
4.875%, 11/1/25	7,725	7,145,625
Conn’s, Inc.,
7.25%, 7/15/22	8,095	8,074,762
KFC Holding Co. (a)(b),
4.75%, 6/1/27	7,310	7,045,012
L Brands, Inc.,
6.875%, 11/1/35	2,655	2,256,750
Men’s Wearhouse, Inc.,
7.00%, 7/1/22	2,213	2,284,923
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	4,507,369
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	5,350	5,430,250

		45,375,181

	Principal Amount (000s)	Value*

Semiconductors—1.0%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24	$4,500	$4,770,000
7.50%, 8/15/22	2,670	3,013,869
Amkor Technology, Inc.,
6.375%, 10/1/22	5,710	5,832,023
Broadcom Corp.,
3.875%, 1/15/27	7,955	7,512,723
Entegris, Inc. (a)(b),
4.625%, 2/10/26	2,125	2,031,819
Qorvo, Inc.,
5.50%, 7/15/26 (a)(b)	3,810	3,877,170
7.00%, 12/1/25	6,945	7,544,006
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	5,810	6,020,613

		40,602,223

Software—0.8%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	6,185	6,180,547
First Data Corp. (a)(b),
7.00%, 12/1/23	7,420	7,744,625
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	6,965	7,173,950
MSCI, Inc. (a)(b),
5.25%, 11/15/24	1,675	1,723,575
5.375%, 5/15/27	6,725	6,876,312
Open Text Corp. (a)(b),
5.625%, 1/15/23	1,415	1,443,300
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	3,120	3,045,900

		34,188,209

Telecommunications—3.1%
CenturyLink, Inc.,
6.45%, 6/15/21, Ser. S	3,275	3,410,094
6.75%, 12/1/23, Ser. W	2,000	2,082,500
7.50%, 4/1/24, Ser. Y	9,535	10,214,369
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	8,170	7,536,825
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	4,460	4,303,900
6.00%, 6/15/25	5,940	6,159,780
Consolidated Communications, Inc.,
6.50%, 10/1/22	7,565	7,186,750
Frontier Communications Corp.,
10.50%, 9/15/22	9,315	8,307,769
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	4,935	4,823,962

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Hughes Satellite Systems Corp.,
6.625%, 8/1/26	$7,125	$6,911,250
7.625%, 6/15/21	7,440	8,055,883
Intelsat Connect Finance S.A. (a)(b),
9.50%, 2/15/23	3,195	3,191,006
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	8,720	8,061,640
9.75%, 7/15/25 (a)(b)	1,500	1,591,875
Level 3 Financing, Inc.,
5.375%, 5/1/25	8,420	8,441,050
Sprint Capital Corp.,
6.875%, 11/15/28	6,890	6,939,539
Sprint Communications, Inc.,
6.00%, 11/15/22	2,615	2,673,838
7.00%, 8/15/20	500	524,790
11.50%, 11/15/21	7,610	8,960,775
Sprint Corp.,
7.125%, 6/15/24	2,250	2,342,813
7.625%, 3/1/26	5,530	5,865,947
T-Mobile USA, Inc.,
4.50%, 2/1/26	1,545	1,474,703
4.75%, 2/1/28	5,410	5,098,925
Windstream Services LLC (a)(b),
6.375%, 8/1/23	6,339	3,423,060

		127,583,043

Transportation—0.1%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	2,045	2,126,800
6.50%, 6/15/22	3,184	3,299,420

		5,426,220

Total Corporate Bonds & Notes (cost—$1,298,263,624)		1,254,372,154

CONVERTIBLE BONDS & NOTES—26.3%

Aerospace & Defense—0.1%
Arconic, Inc., 1.625%, 10/15/19	4,715	4,818,211

Apparel & Textiles—0.1%
Iconix Brand Group, Inc., 5.75%, 8/15/23	4,185	2,155,275

Auto Components—0.1%
Meritor, Inc., 3.25%, 10/15/37	5,405	5,171,688

Auto Manufacturers—0.4%
Navistar International Corp.,
4.75%, 4/15/19	1,540	1,564,246
Tesla, Inc.,
0.25%, 3/1/19	6,820	6,778,725

	Principal Amount (000s)	Value*

1.25%, 3/1/21	$5,005	$4,798,544
2.375%, 3/15/22	2,425	2,479,805

		15,621,320

Banks—0.4%
BofA Finance LLC,
0.25%, 5/1/23	1,000	934,380
Deutsche Bank AG,
1.00%, 5/1/23	17,460	17,029,145

		17,963,525

Biotechnology—2.2%
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	5,270	4,001,263
AMAG Pharmaceuticals, Inc.,
3.25%, 6/1/22	2,025	2,130,363
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	1,760	1,880,124
0.75%, 10/15/18	7,730	7,997,999
1.50%, 10/15/20	1,000	1,204,603
Exact Sciences Corp.,
1.00%, 1/15/25	11,005	13,625,566
Illumina, Inc.,zero coupon,
8/15/23 (a)(b)	16,765	18,586,584
0.50%, 6/15/21	3,865	5,846,187
Innoviva, Inc.,
2.125%, 1/15/23	1,360	1,381,250
2.50%, 8/15/25 (a)	2,970	3,301,155
Insmed, Inc.,
1.75%, 1/15/25	2,220	1,877,110
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	5,500	5,585,938
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	9,515	10,014,537
Ligand Pharmaceuticals, Inc. (a)(b),
0.75%, 5/15/23	9,000	10,977,912
Medicines Co.,
2.50%, 1/15/22	1,140	1,227,886
2.75%, 7/15/23	905	825,279
Radius Health, Inc.,
3.00%, 9/1/24	1,200	922,760

		91,386,516

Commercial Services—1.0%
Cardtronics, Inc.,
1.00%, 12/1/20	1,500	1,451,429
Chegg, Inc. (a)(b),
0.25%, 5/15/23	2,405	2,902,835
Euronet Worldwide, Inc.,
1.50%, 10/1/44	500	697,535
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	7,300,480

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Macquarie Infrastructure Corp.,
2.00%, 10/1/23	$5,410	$4,875,362
2.875%, 7/15/19	5,500	5,464,409
Square, Inc. (a)(b),
0.50%, 5/15/23	12,575	17,844,126

		40,536,176

Computers—0.7%
Lumentum Holdings, Inc.,
0.25%, 3/15/24	6,920	8,318,027
Nutanix, Inc. (a)(b),
zero coupon, 1/15/23	6,245	6,926,217
Pure Storage, Inc. (a)(b),
0.125%, 4/15/23	6,250	7,255,325
Western Digital Corp. (a)(b),
1.50%, 2/1/24	8,920	8,276,609

		30,776,178

Diversified Financial Services—0.5%
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	6,513,321
3.00%, 7/1/20	1,215	1,223,504
JPMorgan Chase Financial Co. LLC (a)(b),
0.25%, 5/1/23	7,590	7,343,325
LendingTree, Inc.,
0.625%, 6/1/22	3,680	4,684,301

		19,764,451

Electric Utilities—0.2%
NRG Energy, Inc. (a)(b),
2.75%, 6/1/48	8,515	8,985,352

Electrical Equipment—0.0%
SunPower Corp.,
4.00%, 1/15/23	1,360	1,144,692

Electronics—0.2%
II-VI, Inc. (a)(b),
0.25%, 9/1/22	2,290	2,696,287
OSI Systems, Inc.,
1.25%, 9/1/22	6,645	6,367,279

		9,063,566

Energy-Alternate Sources—0.4%
NextEra Energy Partners L.P. (a)(b),
1.50%, 9/15/20	4,800	4,934,467
SunEdison, Inc. (a)(b)(d)(f),
0.25%, 1/15/20	9,565	215,212
2.625%, 6/1/23	11,270	253,575
3.375%, 6/1/25	4,565	102,713
Tesla Energy Operations, Inc.,
1.625%, 11/1/19	10,475	9,191,310

		14,697,277

	Principal Amount (000s)	Value*

Engineering & Construction—0.2%
Dycom Industries, Inc.,
0.75%, 9/15/21	$6,890	$7,676,066

Entertainment—0.3%
Live Nation Entertainment, Inc. (a)(b),
2.50%, 3/15/23	7,105	7,694,637
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22	3,230	3,266,844

		10,961,481

Equity Real Estate Investment Trusts (REITs)—0.3%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	7,020	7,447,729
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	1,200	1,212,656
Starwood Property Trust, Inc.,
4.375%, 4/1/23	1,620	1,628,737
Two Harbors Investment Corp.,
6.25%, 1/15/22	3,000	3,095,625

		13,384,747

Healthcare-Products—0.7%
Insulet Corp. (a)(b),
1.375%, 11/15/24	5,780	7,321,850
NuVasive, Inc.,
2.25%, 3/15/21	7,265	9,222,002
Wright Medical Group, Inc. (a)(b),
1.625%, 6/15/23	9,613	10,207,804

		26,751,656

Healthcare-Services—0.4%
Anthem, Inc.,
2.75%, 10/15/42	3,745	14,153,864
Teladoc Health, Inc. (a)(b),
1.375%, 5/15/25	1,575	2,711,676

		16,865,540

Home Builders—0.1%
KB Home,
1.375%, 2/1/19	3,195	3,254,360

Insurance—0.2%
AXA S.A. (a)(b),
7.25%, 5/15/21	8,235	8,847,091

Internet—4.0%
Altaba, Inc.,
zero coupon, 12/1/18	8,390	10,682,458
Booking Holdings, Inc.,
0.35%, 6/15/20	2,115	3,215,007
0.90%, 9/15/21	13,575	16,139,969
Ctrip.com International Ltd.,
1.25%, 9/15/22	10,635	10,428,681

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Etsy, Inc. (a)(b),
zero coupon, 3/1/23	$1,980	$3,007,864
FireEye, Inc.,
0.875%, 6/1/24 (a)(b)	5,135	5,121,587
1.00%, 6/1/35, Ser. A	4,035	3,863,508
1.625%, 6/1/35, Ser. B	4,650	4,276,912
IAC FinanceCo., Inc. (a)(b),
0.875%, 10/1/22	6,975	10,384,157
Liberty Expedia Holdings, Inc. (a)(b),
1.00%, 6/30/47	5,580	5,618,502
MercadoLibre, Inc. (a)(b), 2.00%, 8/15/28	6,170	6,098,934
Okta, Inc. (a)(b), 0.25%, 2/15/23	3,755	5,821,020
Palo Alto Networks, Inc. (a)(b),
0.75%, 7/1/23	15,235	15,999,721
Q2 Holdings, Inc. (a)(b),
0.75%, 2/15/23	835	988,911
RingCentral, Inc. (a)(b),
zero coupon, 3/15/23	1,640	2,064,626
Twilio, Inc. (a)(b),
0.25%, 6/1/23	4,935	6,659,077
Twitter, Inc.,
0.25%, 6/15/24 (a)(b)	9,865	8,663,729
1.00%, 9/15/21	9,690	8,945,198
Vipshop Holdings Ltd.,
1.50%, 3/15/19	8,515	8,371,309
Wayfair, Inc.,
0.375%, 9/1/22	2,935	4,439,105
Weibo Corp. (a)(b),
1.25%, 11/15/22	6,415	6,172,006
Wix.com Ltd. (a)(b),
zero coupon, 7/1/23	4,935	5,266,953
Zendesk, Inc. (a)(b),
0.25%, 3/15/23	5,110	6,449,648
Zillow Group, Inc.,
1.50%, 7/1/23	2,365	2,189,990
2.00%, 12/1/21	3,920	4,258,100

		165,126,972

Iron/Steel—0.2%
Allegheny Technologies, Inc.,
4.75%, 7/1/22	1,320	2,857,893
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	2,920	4,798,535

		7,656,428

Lodging—0.4%
Caesars Entertainment Corp.,
5.00%, 10/1/24	9,620	15,691,057

Machinery-Diversified—0.1%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	2,740	3,911,487

	Principal Amount (000s)	Value*

Media—1.3%
DISH Network Corp.,
2.375%, 3/15/24	$13,010	$11,579,993
3.375%, 8/15/26	9,755	9,328,375
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	8,700	9,787,935
Liberty Media Corp.,
1.00%, 1/30/23	5,425	6,353,174
1.375%, 10/15/23	7,875	9,581,835
2.125%, 3/31/48 (a)(b)	7,620	7,542,749
2.25%, 9/30/46	2,580	1,417,452

		55,591,513

Mining—0.0%
Royal Gold, Inc.,
2.875%, 6/15/19	500	506,304

Oil, Gas & Consumable Fuels—1.3%
Bristow Group, Inc.,
4.50%, 6/1/23	1,625	1,640,437
Chesapeake Energy Corp.,
5.50%, 9/15/26	7,865	7,788,293
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	6,460	6,448,062
Helix Energy Solutions Group, Inc.,
4.25%, 5/1/22	2,510	2,699,023
Nabors Industries, Inc.,
0.75%, 1/15/24	8,145	6,371,671
Oasis Petroleum, Inc.,
2.625%, 9/15/23	7,990	10,748,100
Oil States International, Inc. (a)(b),
1.50%, 2/15/23	1,435	1,524,664
Transocean, Inc.,
0.50%, 1/30/23	5,325	7,907,689
Weatherford International Ltd.,
5.875%, 7/1/21	7,080	6,685,106

		51,813,045

Pharmaceuticals—2.0%
Clovis Oncology, Inc.,
1.25%, 5/1/25	4,440	3,445,995
2.50%, 9/15/21	4,020	3,773,654
Dermira, Inc.,
3.00%, 5/15/22	3,225	2,688,337
DexCom, Inc.,
0.75%, 5/15/22	4,020	6,185,775
Flexion Therapeutics, Inc.,
3.375%, 5/1/24	2,670	2,709,340
Herbalife Nutrition Ltd. (a)(b),
2.625%, 3/15/24	8,295	8,911,766
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	1,000	1,009,653

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Jazz Investments I Ltd.,
1.50%, 8/15/24	$6,195	$6,315,425
1.875%, 8/15/21	9,950	10,683,504
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	6,050	10,327,834
Pacira Pharmaceuticals, Inc.,
2.375%, 4/1/22	5,370	5,692,179
Paratek Pharmaceuticals, Inc. (a)(b),
4.75%, 5/1/24	980	929,775
Sarepta Therapeutics, Inc. (a)(b),
1.50%, 11/15/24	3,015	6,957,113
Supernus Pharmaceuticals, Inc. (a)(b),
0.625%, 4/1/23	4,550	5,110,628
Teva Pharmaceutical Finance Co. LLC, Ser. C,
0.25%, 2/1/26	7,285	6,849,707

		81,590,685

Pipelines—0.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	12,605	10,173,798

Retail—0.2%
RH (a)(b),
zero coupon, 6/15/23	7,410	7,009,089

Semiconductors—3.1%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	2,005	7,788,525
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	4,450	4,452,225
Cree, Inc. (a)(b),
0.875%, 9/1/23	5,425	4,990,799
Cypress Semiconductor Corp. (a)(b),
2.00%, 2/1/23	7,285	7,244,933
Inphi Corp.,
0.75%, 9/1/21	5,535	5,466,587
1.125%, 12/1/20	2,025	2,343,375
Intel Corp.,
3.25%, 8/1/39	5,660	13,007,388
Microchip Technology, Inc.,
1.625%, 2/15/27	20,650	22,058,826
2.25%, 2/15/37	1,885	1,992,701
Micron Technology, Inc.,
2.125%, 2/15/33, Ser. F	325	1,341,298
3.00%, 11/15/43, Ser. G	9,352	14,516,315
Novellus Systems, Inc.,
2.625%, 5/15/41	1,895	8,690,885
NXP Semiconductors NV,
1.00%, 12/1/19	9,120	9,518,808
ON Semiconductor Corp.,
1.625%, 10/15/23	7,965	8,967,897

	Principal Amount (000s)	Value*

Synaptics, Inc.,
0.50%, 6/15/22	$7,195	$6,900,170
Teradyne, Inc.,
1.25%, 12/15/23	3,475	4,522,546
Veeco Instruments, Inc.,
2.70%, 1/15/23	6,560	5,587,972

		129,391,250

Software—3.7%
Akamai Technologies, Inc., zero coupon, 2/15/19	6,130	6,095,341
0.125%, 5/1/25 (a)(b)	4,930	4,860,600
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	6,585	6,947,280
Alteryx, Inc. (a)(b),
0.50%, 6/1/23	940	1,335,607
Atlassian, Inc. (a)(b),
0.625%, 5/1/23	8,745	11,465,228
Avaya Holdings Corp. (a)(b),
2.25%, 6/15/23	4,390	4,477,093
Citrix Systems, Inc.,
0.50%, 4/15/19	8,075	12,422,532
CSG Systems International, Inc.,
4.25%, 3/15/36	3,800	4,002,715
DocuSign, Inc. (a)(b),
0.50%, 9/15/23	15,280	15,257,080
Envestnet, Inc. (a)(b),
1.75%, 6/1/23	815	878,328
Five9, Inc. (a)(b),
0.125%, 5/1/23	3,170	3,833,472
Guidewire Software, Inc.,
1.25%, 3/15/25	3,075	3,301,314
MINDBODY, Inc. (a)(b),
0.375%, 6/1/23	2,310	2,390,850
Momo, Inc. (a)(b),
1.25%, 7/1/25	3,470	3,380,429
MongoDB, Inc. (a)(b),
0.75%, 6/15/24	3,060	4,066,667
New Relic, Inc. (a)(b),
0.50%, 5/1/23	5,250	5,608,654
Nuance Communications, Inc.,
1.00%, 12/15/35	5,560	5,259,254
1.25%, 4/1/25	5,375	5,559,443
PROS Holdings, Inc.,
2.00%, 6/1/47	1,270	1,247,483
RealPage, Inc.,
1.50%, 11/15/22	1,765	2,892,418
Red Hat, Inc.,
0.25%, 10/1/19	3,800	7,038,934
ServiceNow, Inc.,
zero coupon, 6/1/22	7,790	11,652,609

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Splunk, Inc. (a)(b),
0.50%, 9/15/23	$4,125	$4,278,632
1.125%, 9/15/25	3,095	3,202,907
Verint Systems, Inc.,
1.50%, 6/1/21	6,875	7,115,123
Workday, Inc. (a)(b),
0.25%, 10/1/22	12,895	14,947,523

		153,517,516

Telecommunications—0.8%
CalAmp Corp. (a)(b),
2.00%, 8/1/25	2,330	2,358,317
Ciena Corp.,
3.75%, 10/15/18	1,885	2,915,058
Finisar Corp.,
0.50%, 12/15/36	13,830	12,703,450
GDS Holdings Ltd. (a)(b),
2.00%, 6/1/25	2,750	2,540,590
Infinera Corp.,
2.125%, 9/1/24	3,090	3,134,524
Viavi Solutions, Inc. (a)(b),
1.75%, 6/1/23	10,078	10,859,045

		34,510,984

Transportation—0.5%
Atlas Air Worldwide Holdings, Inc.,
2.25%, 6/1/22	5,195	6,015,675
Echo Global Logistics, Inc.,
2.50%, 5/1/20	3,345	3,554,300
Greenbrier Cos., Inc.,
2.875%, 2/1/24	2,265	2,689,782
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	4,307,136
Scorpio Tankers, Inc.,
3.00%, 5/15/22	4,440	3,794,704
Teekay Corp. (a)(b),
5.00%, 1/15/23	1,625	1,483,690

		21,845,287

Total Convertible Bonds & Notes (cost—$1,107,967,981)		1,088,160,583

	Shares

CONVERTIBLE PREFERRED STOCK—4.7%

Banks—0.7%
Bank of America Corp., Ser. L (e),
7.25%	8,615	11,149,964
Wells Fargo & Co., Ser. L (e),
7.50%	12,855	16,594,262

		27,744,226

	Shares	Value*

Chemicals—0.3%
International Flavors & Fragrances, Inc. (j),
6.00%, 9/15/21	197,775	$10,756,982

Computers—0.2%
NCR Corp., Ser. A, PIK 5.50% (e),
5.50%	8,760	10,074,342

Diversified Financial Services—0.1%
2017 Mandatory Exchangeable Trust (a)(b),
5.188%, 12/1/20	30,580	3,602,137

Electric Utilities—0.4%
Dominion Energy, Inc., Ser. A,
6.75%, 8/15/19	148,370	7,017,901
NextEra Energy, Inc.,
6.123%, 9/1/19	200,570	11,422,462

		18,440,363

Electronic Equipment, Instruments & Components—0.2%
Belden, Inc.,
6.75%, 7/15/19	94,470	8,936,862

Electronics—0.3%
Fortive Corp., Ser. A,
5.00%, 7/1/21	10,795	11,523,322

Equity Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	11,030	11,916,370
Welltower, Inc., Ser. I (e),
6.50%	80,055	4,844,928

		16,761,298

Food & Beverage—0.2%
Post Holdings, Inc. (e),
2.50%	48,725	8,880,658

Hand/Machine Tools—0.3%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	96,315	10,697,707

Healthcare-Products—0.5%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	312,150	20,475,511

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Insurance—0.2%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	65,750	$7,400,820

Multi-Utilities—0.4%
CenterPoint Energy, Inc., Ser. B (j),
7.00%, 9/1/21	81,910	4,135,636
Sempra Energy, Ser. A,
6.00%, 1/15/21	113,785	11,474,079

		15,609,715

Oil, Gas & Consumable Fuels—0.4%
Hess Corp.,
8.00%, 2/1/19	137,195	10,904,258
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	103,505	3,441,541
Nabors Industries Ltd.,
6.00%, 5/1/21	53,040	2,341,186

		16,686,985

Pharmaceuticals—0.1%
Teva Pharmaceutical Industries Ltd.,
7.00%, 12/15/18	13,035	5,264,185

Total Convertible Preferred Stock (cost—$199,534,846)		192,855,113

PREFERRED STOCK (a)(d)(f)(j)(l)—0.4%

Media—0.4%
LiveStyle, Inc., Ser. A	7,960	1,082,958
LiveStyle, Inc., Ser. B	171,344	17,134,400
LiveStyle, Inc., Ser. B	8,000	80

Total Preferred Stock (cost—$25,578,848)		18,217,438

EQUITY-LINKED SECURITIES (d)(f)(j)—0.0%

Coal—0.0%
Arch Coal, Inc., expires 10/5/23	4,002	172,094

Oil, Gas & Consumable Fuels—0.0%
Energy XXI Gulf Coast, Inc., expires 12/30/21	14,350	2

Total Equity-Linked Securities (cost—$601,986)		172,096

	Units

WARRANTS (d)(f)(j)—0.0%

Commercial Services—0.0%
Cenveo, Inc., strike price $12.00, expires 6/10/24 (b)	858,030	9

	Units	Value*

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C (a)(l)	43,500	$4

Semiconductors—0.0%
GT Advanced Technologies, Inc., expires 10/1/17	2,860,000	—

GT Advanced Technologies, Inc., expires 3/17/19	795	—

		—

Total Warrants (cost—$237,932)		13

	Principal Amount (000s)

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $149,090,218; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $152,071,163 including accrued interest (cost—$149,085,000)	$149,085	149,085,000

Total Investments, before options written (cost—$4,418,125,818)—99.7%		4,123,605,470

Total Options Written—(0.0)% (premiums received—$875,600) (j)(k)(m)		(1,104,955)

Total Investments, net of options written (cost—$4,417,250,218)—99.7%		4,122,500,515

Other assets less other liabilities—0.3%		14,290,561

Net Assets—100.0%		$4,136,791,076

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,002,601,739, representing 24.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $980,179,221, representing 23.7% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $24,393,909, representing 0.6% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2018 (unaudited) (continued)

(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Restricted. The aggregate cost of such securities is $18,062,905. The aggregate value is $1,350,443, representing less than 0.05% of net assets.
(i)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on September 30, 2018.
(j)	Non-income producing.
(k)	Exchange traded—Chicago Board Options Exchange.
(l)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.4% of net assets.
(m)	Exchange traded option contracts outstanding at September 30, 2018:

Options written contracts outstanding at September 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Adobe Systems, Inc.	285.00 USD	10/19/18	(445)	$(44,500)	$(77,875)	$(63,617)	$(14,258)
Alibaba Group Holding Ltd.	200.00 USD	10/19/18	(800)	(80,000)	(4,400)	(3,978)	(422)
Align Technology, Inc.	430.00 USD	10/19/18	(90)	(9,000)	(12,825)	(25,799)	12,974
Alphabet, Inc.	1,250.00 USD	10/19/18	(170)	(17,000)	(107,950)	(59,886)	(48,064)
Archer-Daniels-Midland Co.	55.00 USD	11/16/18	(1,115)	(111,500)	(13,938)	(12,223)	(1,715)
Boeing Co.	390.00 USD	10/19/18	(285)	(28,500)	(45,458)	(45,393)	(65)
Boston Scientific Corp.	41.00 USD	11/16/18	(715)	(71,500)	(40,040)	(35,158)	(4,882)
Broadcom Ltd.	267.50 USD	10/19/18	(545)	(54,500)	(24,525)	(35,611)	11,086
Costco Wholesale Corp.	250.00 USD	10/19/18	(640)	(64,000)	(33,280)	(39,335)	6,055
DowDuPont, Inc.	72.50 USD	11/16/18	(895)	(89,500)	(14,320)	(24,229)	9,909
Honeywell International, Inc.	175.00 USD	10/19/18	(330)	(33,000)	(11,055)	(10,943)	(112)
Intuitive Surgical, Inc.	620.00 USD	10/19/18	(210)	(21,000)	(46,725)	(67,664)	20,939
McDonald’s Corp.	175.00 USD	10/19/18	(590)	(59,000)	(13,275)	(13,258)	(17)
NetApp, Inc.	93.00 USD	10/19/18	(205)	(20,500)	(3,997)	(7,220)	3,223
Netflix, Inc.	425.00 USD	10/19/18	(250)	(25,000)	(95,000)	(79,042)	(15,958)
NIKE, Inc.	92.00 USD	10/19/18	(385)	(38,500)	(3,465)	(18,608)	15,143
NVIDIA Corp.	287.50 USD	10/19/18	(515)	(51,500)	(254,925)	(61,653)	(193,272)
PayPal Holdings, Inc.	97.50 USD	10/19/18	(1,160)	(116,000)	(19,720)	(31,693)	11,973
PepsiCo, Inc.	118.00 USD	10/19/18	(320)	(32,000)	(5,440)	(8,621)	3,181
Salesforce.com, Inc.	170.00 USD	10/19/18	(1,160)	(116,000)	(49,300)	(72,287)	22,987
ServiceNow, Inc.	220.00 USD	10/19/18	(175)	(17,500)	(2,625)	(22,950)	20,325
Target Corp.	93.50 USD	10/19/18	(1,560)	(156,000)	(28,860)	(30,532)	1,672
Union Pacific Corp.	175.00 USD	10/19/18	(415)	(41,500)	(3,942)	(13,305)	9,363
UnitedHealth Group, Inc.	280.00 USD	10/19/18	(310)	(31,000)	(20,150)	(38,648)	18,498
Vertex Pharmaceuticals, Inc.	195.00 USD	10/19/18	(345)	(34,500)	(127,650)	(24,368)	(103,282)
Walt Disney Co.	121.00 USD	10/19/18	(1,195)	(119,500)	(44,215)	(29,579)	(14,636)

Total options written contracts					$(1,104,955)	$(875,600)	$(229,355)

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.9%

Aerospace & Defense—3.0%
BWX Technologies, Inc.	53,135	$3,323,063
L3 Technologies, Inc.	29,623	6,298,442

		9,621,505

Air Freight & Logistics—2.8%
XPO Logistics, Inc. (a)	80,294	9,167,166

Banks—1.3%
First Republic Bank	42,999	4,127,904

Beverages—1.7%
Monster Beverage Corp. (a)	93,976	5,476,921

Biotechnology—3.6%
Exact Sciences Corp. (a)	42,160	3,327,267
Heron Therapeutics, Inc. (a)	87,968	2,784,187
Neurocrine Biosciences, Inc. (a)	43,388	5,334,555

		11,446,009

Capital Markets—1.8%
E*TRADE Financial Corp. (a)	112,457	5,891,622

Chemicals—2.1%
FMC Corp.	76,530	6,671,886

Commercial Services & Supplies—1.9%
Waste Connections, Inc.	78,752	6,282,047

Consumer Finance—1.3%
Synchrony Financial	132,524	4,118,846

Electrical Equipment—1.6%
AMETEK, Inc.	66,102	5,229,990

Electronic Equipment, Instruments & Components—6.0%
Cognex Corp.	81,461	4,547,153
Coherent, Inc. (a)	21,120	3,636,653
Flex Ltd. (a)	183,498	2,407,494
TE Connectivity Ltd.	61,101	5,372,611
Trimble, Inc. (a)	76,732	3,334,772

		19,298,683

Entertainment—1.1%
Spotify Technology S.A. (a)	19,637	3,550,959

		3,550,959

Equity Real Estate Investment Trusts (REITs)—1.4%
Equinix, Inc.	10,284	4,451,841

Healthcare Equipment & Supplies—11.5%
DexCom, Inc. (a)	63,787	9,124,093
Edwards Lifesciences Corp. (a)	47,888	8,337,301
Globus Medical, Inc., Class A (a)	59,212	3,360,873
Haemonetics Corp. (a)	43,618	4,997,750

	Shares	Value*

IDEXX Laboratories, Inc. (a)	31,235	$7,798,130
Novocure Ltd. (a)	65,951	3,455,832

		37,073,979

Healthcare Providers & Services—1.6%
WellCare Health Plans, Inc. (a)	15,825	5,071,754

Hotels, Restaurants & Leisure—2.9%
MGM Resorts International	128,143	3,576,471
Royal Caribbean Cruises Ltd.	43,398	5,639,136

		9,215,607

IT Services—7.9%
EPAM Systems, Inc. (a)	46,468	6,398,644
WEX, Inc. (a)	29,463	5,914,992
Wix.com Ltd. (a)	29,519	3,533,424
Worldpay, Inc., Class A (a)	95,260	9,646,980

		25,494,040

Life Sciences Tools & Services—3.5%
Agilent Technologies, Inc.	98,189	6,926,252
Bruker Corp.	134,486	4,498,557

		11,424,809

Machinery—1.3%
Nordson Corp.	30,527	4,240,200

Multi-Line Retail—2.0%
Dollar Tree, Inc. (a)	78,827	6,428,342

Oil, Gas & Consumable Fuels—3.9%
Marathon Oil Corp.	207,568	4,832,183
Parsley Energy, Inc., Class A (a)	150,698	4,407,917
PBF Energy, Inc., Class A	64,285	3,208,464

		12,448,564

Pharmaceuticals—1.6%
Catalent, Inc. (a)	114,622	5,221,032

Professional Services—3.6%
Equifax, Inc.	35,838	4,679,368
Verisk Analytics, Inc., Class A (a)	58,068	7,000,097

		11,679,465

Real Estate Management & Development—1.2%
CBRE Group, Inc., Class A (a)	84,901	3,744,134

Semiconductors & Semiconductor Equipment—5.7%
Entegris, Inc.	95,616	2,768,083
Marvell Technology Group Ltd.	193,142	3,727,640
MKS Instruments, Inc.	36,259	2,906,159
Monolithic Power Systems, Inc.	24,954	3,132,476
Xilinx, Inc.	72,870	5,841,988

		18,376,346

Software—12.0%
Ceridian HCM Holding, Inc. (a)	82,335	3,460,540
PTC, Inc. (a)	60,459	6,420,141
Splunk, Inc. (a)	43,829	5,299,365
Trade Desk, Inc., Class A (a)	24,033	3,626,820

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Take-Two Interactive Software, Inc. (a)	64,625	$8,917,604
Workday, Inc., Class A (a)	48,249	7,043,389
Zynga, Inc., Class A (a)	1,007,361	4,039,517

		38,807,376

Specialty Retail—3.5%
Best Buy Co., Inc.	49,415	3,921,574
Floor & Decor Holdings, Inc., Class A (a)	89,045	2,686,488
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,879	4,761,904

		11,369,966

Technology Hardware, Storage & Peripherals—3.1%
NetApp, Inc.	114,556	9,839,215

Textiles, Apparel & Luxury Goods—3.4%
Lululemon Athletica, Inc. (a)	30,295	4,922,635
VF Corp.	63,945	5,975,660

		10,898,295

Trading Companies & Distributors—1.6%
United Rentals, Inc. (a)	30,654	5,014,995

Total Common Stock (cost—$256,557,270)		321,683,498

	Principal Amount (000s)

Repurchase Agreements—0.1%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $468,016; collateralized by U.S. Treasury Notes, 2.00%, due 11/30/20, valued at $479,448 including accrued interest (cost—$468,000)	$468	468,000

Total Investments (cost—$257,025,270)—100.0%		322,151,498

Liabilities in excess of other assets—(0.0)%		(78,554)

Net Assets—100.0%		$322,072,944

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.7%

Aerospace & Defense—4.3%
Lockheed Martin Corp.	120,565	$41,710,667
United Technologies Corp.	293,745	41,068,489

		82,779,156

Automobiles—1.7%
General Motors Co.	957,675	32,244,917

Banks—13.8%
Bank of America Corp.	1,277,610	37,638,391
Citigroup, Inc.	553,570	39,713,112
Citizens Financial Group, Inc.	969,535	37,394,965
Comerica, Inc.	413,600	37,306,720
JPMorgan Chase & Co.	680,640	76,803,417
U.S. Bancorp	749,015	39,555,482

		268,412,087

Biotechnology—1.0%
Amgen, Inc.	96,900	20,086,401

Capital Markets—3.8%
Ameriprise Financial, Inc.	261,946	38,678,946
Morgan Stanley	772,845	35,991,392

		74,670,338

Chemicals—1.9%
Eastman Chemical Co.	381,120	36,480,806

Communications Equipment—2.1%
Cisco Systems, Inc.	834,770	40,611,561

Containers & Packaging—1.8%
International Paper Co.	702,875	34,546,306

Diversified Telecommunication Services—4.1%
AT&T, Inc.	1,190,163	39,965,674
Verizon Communications, Inc.	753,650	40,237,373

		80,203,047

Electric Utilities—2.0%
Entergy Corp.	469,915	38,124,204

Electrical Equipment—2.0%
Eaton Corp. PLC	451,410	39,150,789

Energy Equipment & Services—1.9%
Schlumberger Ltd.	603,440	36,761,565

Equity Real Estate Investment Trusts (REITs)—2.1%
Host Hotels & Resorts, Inc.	1,896,957	40,025,793

Food & Staples Retailing—2.0%
Walmart, Inc.	416,350	39,099,429

Food Products—2.1%
Mondelez International, Inc., Class A	949,300	40,781,928

	Shares	Value*

Healthcare Equipment & Supplies—4.3%
Abbott Laboratories	573,900	$42,101,304
Medtronic PLC	423,870	41,696,092

		83,797,396

Healthcare Providers & Services—4.0%
Anthem, Inc.	144,185	39,513,899
Quest Diagnostics, Inc.	345,460	37,278,589

		76,792,488

Industrial Conglomerates—2.0%
Honeywell International, Inc.	237,170	39,465,088

Insurance—6.1%
Allstate Corp.	392,675	38,757,022
MetLife, Inc.	839,465	39,219,805
Reinsurance Group of America, Inc.	274,325	39,656,422

		117,633,249

Media—2.0%
Comcast Corp., Class A	1,082,700	38,338,407

Multi-Line Retail—2.1%
Target Corp.	459,814	40,560,193

Multi-Utilities—2.1%
Public Service Enterprise Group, Inc.	772,830	40,797,696

Oil, Gas & Consumable Fuels—12.1%
ConocoPhillips	520,065	40,253,031
Occidental Petroleum Corp.	473,100	38,874,627
Royal Dutch Shell PLC, Class A ADR	1,137,735	77,525,263
Total S.A. ADR	638,300	41,100,137
Valero Energy Corp.	334,800	38,083,500

		235,836,558

Pharmaceuticals—8.4%
Eli Lilly & Co.	378,976	40,667,914
Johnson & Johnson	293,980	40,619,217
Merck & Co., Inc.	558,749	39,637,654
Pfizer, Inc.	945,585	41,671,931

		162,596,716

Road & Rail—2.0%
Kansas City Southern	343,550	38,917,344

Semiconductors & Semiconductor Equipment—2.8%
Intel Corp.	744,244	35,195,299
QUALCOMM, Inc.	277,174	19,964,843

		55,160,142

Technology Hardware, Storage & Peripherals—4.2%
Apple, Inc.	173,240	39,107,198
HP, Inc.	1,622,280	41,806,155

		80,913,353

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Textiles, Apparel & Luxury Goods—1.0%
VF Corp.	215,056	$20,096,983

Total Common Stock (cost—$1,604,105,174)		1,934,883,940

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $5,738,201; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $5,857,107 including accrued interest (cost—$5,738,000)	$5,738	5,738,000

Total Investments (cost—$1,609,843,174)—100.0%		1,940,621,940

Other assets less liabilities—0.0%		531,063

Net Assets—100.0%		$1,941,153,003

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Australia—2.1%
Macquarie Group Ltd.	60,409	$5,495,306

Canada—9.5%
Bank of Montreal	33,400	2,756,502
Canadian Pacific Railway Ltd.	11,590	2,456,385
Enerplus Corp.	215,800	2,662,972
Magna International, Inc.	93,540	4,913,656
Manulife Financial Corp.	155,468	2,779,768
Toronto-Dominion Bank	124,240	7,553,792
TransCanada Corp.	55,590	2,249,171

		25,372,246

China—10.4%
Anhui Conch Cement Co., Ltd., Class H	904,000	5,428,424
China Construction Bank Corp., Class H	6,301,100	5,507,793
China Shenhua Energy Co., Ltd., Class H	1,039,500	2,367,420
Geely Automobile Holdings Ltd.	640,000	1,274,534
Kweichow Moutai Co., Ltd., Class A	27,818	2,952,206
Lee & Man Paper Manufacturing Ltd.	2,706,000	2,505,655
Longfor Group Holdings Ltd.	1,005,500	2,591,957
Ping An Insurance Group Co of China Ltd., Class A	321,017	3,195,453
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,392,900	2,069,322

		27,892,764

France—6.8%
Capgemini SE	42,485	5,348,767
Cie Generale des Etablissements Michelin SCA	41,107	4,906,357
Danone S.A.	66,021	5,130,835
Euronext NV (a)	44,400	2,917,315

		18,303,274

Germany—5.7%
BASF SE	54,991	4,879,527
Covestro AG (a)	30,474	2,466,786
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,833	5,043,498
SAP SE	22,501	2,766,802

		15,156,613

Hong Kong—5.9%
BOC Hong Kong Holdings Ltd.	1,101,600	5,228,540
CLP Holdings Ltd.	461,000	5,398,645
Sands China Ltd.	559,600	2,520,167
Xinyi Glass Holdings Ltd.	2,160,000	2,723,251

		15,870,603

	Shares	Value*

India—0.5%
Reliance Industries Ltd. GDR (a)	39,397	$1,353,287

Indonesia—1.0%
Bank Rakyat Indonesia Persero Tbk PT	12,477,100	2,636,643

Ireland—1.9%
Smurfit Kappa Group PLC	127,245	5,035,987

Israel—2.1%
Bank Hapoalim BM	751,950	5,506,225

Italy—0.9%
Terna Rete Elettrica Nazionale SpA	460,362	2,459,199

Japan—17.9%
Asahi Group Holdings Ltd.	59,400	2,577,202
Astellas Pharma, Inc.	156,200	2,727,716
Hitachi Ltd.	81,840	2,781,873
Hoya Corp.	45,400	2,696,350
Japan Exchange Group, Inc.	278,200	4,846,048
Mitsubishi Corp.	168,400	5,187,180
Nippon Telegraph & Telephone Corp.	116,400	5,253,172
Shionogi & Co., Ltd.	87,800	5,739,453
Sony Corp.	138,600	8,425,167
Tokio Marine Holdings, Inc.	112,000	5,560,078
Tokyo Electron Ltd.	15,800	2,177,562

		47,971,801

Korea (Republic of)—3.7%
POSCO ADR	39,360	2,597,760
Samsung Electronics Co., Ltd.	127,189	5,322,968
SK Hynix, Inc.	28,423	1,880,405

		9,801,133

Mexico—1.0%
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	239,700	2,622,431

Netherlands—2.8%
Coca-Cola European Partners PLC	118,282	5,378,282
Heineken NV	23,542	2,209,432

		7,587,714

Russian Federation—3.1%
LUKOIL PJSC ADR	109,170	8,344,955

Singapore—2.0%
DBS Group Holdings Ltd.	283,400	5,406,462

South Africa—1.0%
Naspers Ltd., Class N	13,005	2,800,612

Sweden—0.9%
Sandvik AB	136,200	2,411,319

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Switzerland—2.0%
Roche Holding AG	21,698	$5,246,908

Taiwan—1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	114,530	5,057,645

United Kingdom—12.2%
3i Group PLC	220,000	2,693,869
BAE Systems PLC ADR	119,990	3,948,871
Carnival PLC	84,009	5,212,364
Howden Joinery Group PLC	408,328	2,493,551
Legal & General Group PLC	1,536,306	5,244,631
Rio Tinto PLC	102,497	5,170,108
Royal Dutch Shell PLC, Class A ADR	118,040	8,043,246

		32,806,640

United States—3.9%
Broadcom, Inc.	10,500	2,590,665
Constellation Brands, Inc., Class A	13,201	2,846,400
TE Connectivity Ltd.	57,900	5,091,147

		10,528,212

Total Common Stock (cost—$242,213,564)		265,667,979

	Principal Amount (000s)

Repurchase Agreements—0.1%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $300,011; collateralized by U.S. Treasury Notes, 2.00%, due 11/30/20, valued at $306,451 including accrued interest (cost—$300,000)	$300	300,000

Total Investments (cost-$242,513,564) (b)—99.3%		265,967,979

Other assets less liabilities—0.7%		1,937,788

Net Assets—100.0%		$267,905,767

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,737,388, representing 2.5% of net assets.

(b)	Securities with an aggregate value of $192,421,044, representing 71.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	12.9%
Oil, Gas & Consumable Fuels	9.3%
Insurance	8.2%
Beverages	6.0%
Capital Markets	6.0%
Pharmaceuticals	5.1%
Auto Components	4.7%
Semiconductors & Semiconductor Equipment	4.4%
Chemicals	3.5%
Household Durables	3.1%
Electronic Equipment, Instruments & Components	2.9%
Electric Utilities	2.9%
Metals & Mining	2.9%
Hotels, Restaurants & Leisure	2.9%
Trading Companies & Distributors	2.9%
Construction Materials	2.0%
IT Services	2.0%
Technology Hardware, Storage & Peripherals	2.0%
Diversified Telecommunication Services	2.0%
Food Products	1.9%
Containers & Packaging	1.9%
Aerospace & Defense	1.5%
Media	1.0%
Software	1.0%
Healthcare Equipment & Supplies	1.0%
Transportation Infrastructure	1.0%
Real Estate Management & Development	1.0%
Paper & Forest Products	0.9%
Road & Rail	0.9%
Machinery	0.9%
Automobiles	0.5%
Repurchase Agreements	0.1%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.6%

Aerospace & Defense—3.1%
Lockheed Martin Corp.	10,300	$3,563,388
United Technologies Corp.	56,666	7,922,473

		11,485,861

Air Freight & Logistics—0.8%
FedEx Corp.	11,700	2,817,243

Auto Components—0.5%
Lear Corp.	12,265	1,778,425

Banks—15.5%
Bank of America Corp.	377,300	11,115,258
Citigroup, Inc.	104,900	7,525,526
Citizens Financial Group, Inc.	159,400	6,148,058
Comerica, Inc.	82,040	7,400,008
JPMorgan Chase & Co.	130,600	14,736,904
Regions Financial Corp.	202,800	3,721,380
U.S. Bancorp	137,600	7,266,656

		57,913,790

Beverages—1.0%
PepsiCo, Inc.	34,000	3,801,200

Biotechnology—0.5%
Amgen, Inc.	9,300	1,927,797

Capital Markets—2.5%
Morgan Stanley	130,400	6,072,728
T Rowe Price Group, Inc.	31,242	3,411,002

		9,483,730

Chemicals—1.8%
Eastman Chemical Co.	69,600	6,662,112

Communications Equipment—2.1%
Cisco Systems, Inc.	160,400	7,803,460

Consumer Finance—2.1%
American Express Co.	37,948	4,041,083
Discover Financial Services	49,500	3,784,275

		7,825,358

Containers & Packaging—1.0%
Sonoco Products Co.	66,600	3,696,300

Diversified Telecommunication Services—3.0%
AT&T, Inc.	110,948	3,725,634
Verizon Communications, Inc.	137,771	7,355,594

		11,081,228

Electric Utilities—1.9%
Entergy Corp.	86,800	7,042,084

Electrical Equipment—1.1%
Eaton Corp. PLC	46,900	4,067,637

	Shares	Value*

Energy Equipment & Services—0.8%
Schlumberger Ltd.	49,600	$3,021,632

Equity Real Estate Investment Trusts (REITs)—0.9%
Host Hotels & Resorts, Inc.	163,703	3,454,133

Food & Staples Retailing—2.2%
Sysco Corp.	55,100	4,036,075
Walmart, Inc.	42,700	4,009,957

		8,046,032

Food Products—1.0%
Mondelez International, Inc., Class A	87,600	3,763,296

Healthcare Equipment & Supplies—3.4%
Abbott Laboratories	61,400	4,504,304
Baxter International, Inc.	49,206	3,793,291
Medtronic PLC	46,100	4,534,857

		12,832,452

Healthcare Providers & Services—6.4%
Anthem, Inc.	29,300	8,029,665
CVS Health Corp.	52,268	4,114,537
Encompass Health Corp.	45,700	3,562,315
HCA Healthcare, Inc.	31,400	4,368,368
Quest Diagnostics, Inc.	36,400	3,927,924

		24,002,809

Hotels, Restaurants & Leisure—1.1%
Royal Caribbean Cruises Ltd.	32,100	4,171,074

Household Products—1.1%
Church & Dwight Co., Inc.	71,800	4,262,766

Industrial Conglomerates—2.1%
Honeywell International, Inc.	48,100	8,003,840

Insurance—4.6%
Aflac, Inc.	82,800	3,897,396
Allstate Corp.	32,400	3,197,880
Progressive Corp.	49,811	3,538,573
Prudential Financial, Inc.	33,000	3,343,560
Reinsurance Group of America, Inc.	23,400	3,382,704

		17,360,113

IT Services—0.5%
Cognizant Technology Solutions Corp., Class A	24,524	1,892,027

Leisure Equipment & Products—1.0%
Brunswick Corp.	56,100	3,759,822

Machinery—1.0%
Ingersoll-Rand PLC	36,100	3,693,030

Media—0.9%
Comcast Corp., Class A	96,500	3,417,065

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Metals & Mining—1.1%
Steel Dynamics, Inc.	91,200	$4,121,328

Multi-Line Retail—1.0%
Target Corp.	43,564	3,842,780

Multi-Utilities—1.9%
Public Service Enterprise Group, Inc.	136,400	7,200,556

Oil, Gas & Consumable Fuels—13.3%
ConocoPhillips	102,300	7,918,020
EOG Resources, Inc.	48,147	6,142,113
Equinor ASA ADR	277,100	7,814,220
Marathon Oil Corp.	285,825	6,654,006
Occidental Petroleum Corp.	88,600	7,280,262
Royal Dutch Shell PLC, Class A ADR	53,308	3,632,407
Total S.A. ADR	60,800	3,914,912
Valero Energy Corp.	55,528	6,316,310

		49,672,250

Pharmaceuticals—6.3%
Eli Lilly & Co.	74,300	7,973,133
Merck & Co., Inc.	107,559	7,630,235
Pfizer, Inc.	181,000	7,976,670

		23,580,038

Road & Rail—2.1%
Kansas City Southern	33,700	3,817,536
Union Pacific Corp.	25,100	4,087,033

		7,904,569

Semiconductors & Semiconductor Equipment—2.9%
Intel Corp.	148,500	7,022,565
QUALCOMM, Inc.	53,416	3,847,554

		10,870,119

Software—2.0%
Microsoft Corp.	64,674	7,396,765

Specialty Retail—2.1%
Best Buy Co., Inc.	46,285	3,673,178
Lowe’s Cos., Inc.	35,400	4,064,628

		7,737,806

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	15,500	3,498,970
HP, Inc.	156,600	4,035,582

		7,534,552

Textiles, Apparel & Luxury Goods—1.0%
VF Corp.	39,009	3,645,391

Total Common Stock (cost—$347,086,688)		372,572,470

	Principal Amount (000s)	Value*

Repurchase Agreements—0.0%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $159,006; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20—11/30/20, valued at $163,663 including accrued interest (cost—$159,000)	$159	$159,000

Total Investments (cost—$347,245,688)—99.6%		372,731,470

Other assets less liabilities—0.4%		1,582,661

Net Assets—100.0%		$374,314,131

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Aerospace & Defense—4.0%
Harris Corp.	81,530	$13,795,692
Huntington Ingalls Industries, Inc.	56,740	14,529,979
Northrop Grumman Corp.	40,487	12,849,359
Spirit AeroSystems Holdings, Inc., Class A	142,400	13,053,808

		54,228,838

Air Freight & Logistics—1.0%
FedEx Corp.	55,200	13,291,608

Airlines—1.1%
Southwest Airlines Co.	228,600	14,276,070

Auto Components—1.7%
Lear Corp.	65,300	9,468,500
Magna International, Inc.	245,200	12,880,356

		22,348,856

Automobiles—0.4%
Thor Industries, Inc.	65,420	5,475,654

Banks—9.0%
Bank OZK	269,100	10,215,036
BB&T Corp.	229,470	11,138,474
BOK Financial Corp.	129,600	12,607,488
Citizens Financial Group, Inc.	348,790	13,452,830
Comerica, Inc.	148,270	13,373,954
Fifth Third Bancorp	481,700	13,449,064
KeyCorp	672,700	13,380,003
M&T Bank Corp.	81,287	13,374,963
Regions Financial Corp.	726,500	13,331,275
Zions Bancorporation	127,770	6,407,666

		120,730,753

Beverages—1.1%
Coca-Cola European Partners PLC	313,050	14,234,384

Building Products—0.7%
Fortune Brands Home & Security, Inc.	170,684	8,937,014

Capital Markets—5.1%
Affiliated Managers Group, Inc.	43,600	5,960,992
Ameriprise Financial, Inc.	90,900	13,422,294
Lazard Ltd., Class A	280,028	13,477,748
Raymond James Financial, Inc.	135,400	12,463,570
State Street Corp.	123,920	10,382,017
TD Ameritrade Holding Corp.	233,955	12,359,843

		68,066,464

Chemicals—2.9%
Celanese Corp.	117,000	13,338,000
Eastman Chemical Co.	140,000	13,400,800
PPG Industries, Inc.	118,900	12,975,557

		39,714,357

	Shares	Value*

Commercial Services & Supplies—1.0%
KAR Auction Services, Inc.	226,290	$13,507,250

Communications Equipment—1.0%
Motorola Solutions, Inc.	106,800	13,898,952

Construction & Engineering—1.1%
Jacobs Engineering Group, Inc.	202,500	15,491,250

Consumer Finance—1.0%
Discover Financial Services	172,300	13,172,335

Containers & Packaging—3.0%
International Paper Co.	272,400	13,388,460
Packaging Corp. of America	122,200	13,404,118
Sonoco Products Co.	248,800	13,808,400

		40,600,978

Distributors—1.0%
Genuine Parts Co.	134,900	13,409,060

Electric Utilities—3.0%
American Electric Power Co., Inc.	185,820	13,170,921
Entergy Corp.	155,460	12,612,470
Eversource Energy	231,000	14,192,640

		39,976,031

Electrical Equipment—1.0%
Eaton Corp. PLC	162,600	14,102,298

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity Ltd.	135,800	11,940,894

Energy Equipment & Services—0.6%
Halliburton Co.	213,960	8,671,799

Equity Real Estate Investment Trusts (REITs)—6.9%
American Tower Corp.	75,500	10,970,150
Digital Realty Trust, Inc.	120,200	13,520,096
Lamar Advertising Co., Class A	185,700	14,447,460
Mid-America Apartment Communities, Inc.	135,000	13,524,300
National Health Investors, Inc.	180,800	13,666,672
Prologis, Inc.	200,800	13,612,232
Weyerhaeuser Co.	417,640	13,477,243

		93,218,153

Food Products—3.1%
Archer-Daniels-Midland Co.	280,400	14,095,708
Hershey Co.	133,900	13,657,800
Ingredion, Inc.	127,900	13,424,384

		41,177,892

Gas Utilities—1.1%
UGI Corp.	266,000	14,757,680

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Healthcare Equipment & Supplies—2.1%
Cooper Cos., Inc.	50,900	$14,106,935
STERIS PLC	127,800	14,620,320

		28,727,255

Healthcare Providers & Services—2.9%
Encompass Health Corp.	167,140	13,028,563
Fresenius Medical Care AG & Co. KGaA ADR	245,500	12,623,610
Universal Health Services, Inc., Class B	107,000	13,678,880

		39,331,053

Hotels, Restaurants & Leisure—1.9%
Royal Caribbean Cruises Ltd.	119,540	15,533,027
Wynn Resorts Ltd.	82,831	10,524,507

		26,057,534

Household Durables—1.0%
DR Horton, Inc.	312,200	13,168,596

Household Products—1.1%
Church & Dwight Co., Inc.	240,460	14,276,110

Insurance—8.9%
Allstate Corp.	132,530	13,080,711
American Financial Group, Inc.	119,350	13,244,269
Aon PLC	88,120	13,551,094
Everest Re Group Ltd.	58,700	13,411,189
Hartford Financial Services Group, Inc.	268,980	13,438,241
Lincoln National Corp.	194,700	13,173,402
Principal Financial Group, Inc.	229,270	13,432,929
Progressive Corp.	215,900	15,337,536
Prudential Financial, Inc.	110,700	11,216,124

		119,885,495

IT Services—3.9%
Amdocs Ltd.	184,110	12,147,578
Booz Allen Hamilton Holding Corp.	267,400	13,271,062
DXC Technology Co.	150,500	14,074,760
Fidelity National Information Services, Inc.	119,000	12,979,330

		52,472,730

	Shares	Value*

Leisure Equipment & Products—1.0%
Brunswick Corp.	206,600	$13,846,332

Machinery—5.1%
Crane Co.	151,740	14,923,629
Cummins, Inc.	92,000	13,438,440
Illinois Tool Works, Inc.	90,980	12,839,098
Ingersoll-Rand PLC	135,430	13,854,489
PACCAR, Inc.	196,400	13,392,516

		68,448,172

Metals & Mining—1.0%
Nucor Corp.	211,800	13,438,710

Multi-Line Retail—1.0%
Dollar General Corp.	124,600	13,618,780

Multi-Utilities—1.0%
Public Service Enterprise Group, Inc.	244,460	12,905,043

Oil, Gas & Consumable Fuels—8.3%
Devon Energy Corp.	272,300	10,875,662
Diamondback Energy, Inc.	96,930	13,103,967
EQT Midstream Partners L.P.	208,900	11,025,742
Magellan Midstream Partners L.P.	197,300	13,361,156
Marathon Oil Corp.	538,240	12,530,227
Marathon Petroleum Corp.	172,800	13,818,816
Noble Energy, Inc.	315,440	9,838,573
TransCanada Corp.	315,600	12,769,176
Valero Energy Corp.	128,300	14,594,125

		111,917,444

Road & Rail—3.2%
Canadian Pacific Railway Ltd.	67,000	14,199,980
Kansas City Southern	115,110	13,039,661
Norfolk Southern Corp.	84,300	15,216,150

		42,455,791

Semiconductors & Semiconductor Equipment—1.5%
Applied Materials, Inc.	221,300	8,553,245
Skyworks Solutions, Inc.	124,050	11,252,575

		19,805,820

Specialty Retail—1.3%
Tractor Supply Co.	189,800	17,249,024

Technology Hardware, Storage & Peripherals—0.5%
Western Digital Corp.	122,820	7,189,883

Total Common Stock (cost—$1,111,371,229)		1,310,022,342

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.8%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $50,563,770; collateralized by Fannie Mae, 1.50%, due 6/22/20, valued at $51,573,957 including accrued interest (cost—$50,562,000)	$50,562	$50,562,000

Total Investments (cost—$1,161,933,229)—101.2%		1,360,584,342

Liabilities in excess of other assets—(1.2)%		(15,820,864)

Net Assets—100.0%		$1,344,763,478

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.6%

Aerospace & Defense—1.0%
CAE, Inc.	954,400	$19,393,408

Auto Components—1.6%
Dana, Inc.	855,830	15,978,346
Tenneco, Inc.	353,510	14,896,911

		30,875,257

Automobiles—0.9%
Thor Industries, Inc.	210,950	17,656,515

Banks—17.4%
Associated Banc-Corp	968,180	25,172,680
Berkshire Hills Bancorp, Inc.	574,504	23,382,313
CenterState Bank Corp.	644,373	18,074,663
East West Bancorp, Inc.	190,590	11,505,918
Enterprise Financial Services Corp.	337,350	17,896,418
First Bancorp	526,629	21,333,741
First Hawaiian, Inc.	652,200	17,713,752
First Horizon National Corp.	1,255,300	21,666,478
First Interstate Bancsystem, Inc., Class A	440,548	19,736,550
FNB Corp.	1,927,555	24,518,500
Great Western Bancorp, Inc.	557,715	23,529,996
Hope Bancorp, Inc.	1,289,325	20,848,385
IBERIABANK Corp.	260,458	21,188,258
International Bancshares Corp.	285,300	12,838,500
Simmons First National Corp., Class A	772,250	22,742,762
South State Corp.	56,300	4,616,600
Umpqua Holdings Corp.	982,740	20,440,992
United Community Banks, Inc.	633,130	17,657,996

		344,864,502

Building Products—1.3%
Universal Forest Products, Inc.	704,502	24,890,056

Capital Markets—3.5%
AllianceBernstein Holding L.P.	521,812	15,889,175
BrightSphere Investment Group	797,144	9,884,586
Houlihan Lokey, Inc.	434,850	19,537,811
Stifel Financial Corp.	465,890	23,881,521

		69,193,093

Chemicals—5.8%
Cabot Corp.	375,900	23,576,448
Innophos Holdings, Inc.	501,052	22,246,709
Methanex Corp.	290,600	22,986,460
Orion Engineered Carbons S.A.	773,765	24,837,856
Rentech Nitrogen Partners L.P. (a)(b)(c)	555,768	56
Stepan Co.	241,377	21,002,213

		114,649,742

	Shares	Value*

Commercial Services & Supplies—2.9%
Deluxe Corp.	366,750	$20,882,745
Ennis, Inc.	791,401	16,184,151

Interface, Inc.	899,858	21,011,684

		58,078,580

Construction & Engineering—2.8%
Argan, Inc.	332,363	14,291,609
EMCOR Group, Inc.	286,929	21,551,237
KBR, Inc.	968,410	20,462,503

		56,305,349

Containers & Packaging—2.4%
Silgan Holdings, Inc.	788,206	21,912,127
Sonoco Products Co.	452,800	25,130,400

		47,042,527

Electrical Equipment—2.2%
EnerSys	260,151	22,666,957
Regal Beloit Corp.	261,810	21,586,234

		44,253,191

Electronic Equipment, Instruments & Components—3.2%
Methode Electronics, Inc.	601,912	21,789,214
SYNNEX Corp.	222,441	18,840,753
Vishay Intertechnology, Inc.	1,082,210	22,022,973

		62,652,940

Energy Equipment & Services—1.2%
Hi-Crush Partners L.P.	1,010,412	10,912,450
Mammoth Energy Services, Inc.	433,000	12,600,300

		23,512,750

Equity Real Estate Investment Trusts (REITs)—5.6%
CyrusOne, Inc.	384,894	24,402,279
InfraREIT, Inc.	1,149,720	24,316,578
Monmouth Real Estate Investment Corp.	1,524,808	25,494,790
National Health Investors, Inc.	346,230	26,171,526
PotlatchDeltic Corp.	252,100	10,323,495

		110,708,668

Food Products—0.9%
Ingredion, Inc.	172,460	18,101,402

Gas Utilities—2.0%
AmeriGas Partners L.P.	504,921	19,949,429
National Fuel Gas Co.	362,990	20,349,219

		40,298,648

Healthcare Equipment & Supplies—1.2%
Hill-Rom Holdings, Inc.	260,780	24,617,632

Healthcare Providers & Services—1.0%
Encompass Health Corp.	264,439	20,613,020

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Hotels, Restaurants & Leisure—2.1%
Extended Stay America, Inc. UNIT	1,018,353	$20,601,281
Ruth’s Hospitality Group, Inc.	648,145	20,448,975

		41,050,256

Household Durables—2.2%
La-Z-Boy, Inc.	689,000	21,772,400
MDC Holdings, Inc.	737,924	21,827,792

		43,600,192

Insurance—4.5%
American Financial Group, Inc.	184,950	20,523,902
CNO Financial Group, Inc.	1,165,560	24,733,183
First American Financial Corp.	434,120	22,396,251
Old Republic International Corp.	976,690	21,858,322

		89,511,658

IT Services—2.0%
Booz Allen Hamilton Holding Corp.	398,380	19,771,599
Convergys Corp.	820,996	19,490,445

		39,262,044

Leisure Equipment & Products—1.1%
Brunswick Corp.	339,230	22,735,195

Life Sciences Tools & Services—1.0%
Bruker Corp.	617,200	20,645,340

Machinery—5.8%
Crane Co.	243,740	23,971,829
Global Brass & Copper Holdings, Inc.	659,252	24,326,399
ITT, Inc.	331,595	20,313,510
Kennametal, Inc.	547,300	23,840,388
Wabash National Corp.	1,169,320	21,316,703

		113,768,829

Media—0.7%
Meredith Corp.	284,952	14,546,800

Metals & Mining—1.6%
Steel Dynamics, Inc.	396,600	17,922,354
SunCoke Energy Partners L.P.	841,107	12,826,882

		30,749,236

Multi-Utilities—1.0%
Black Hills Corp.	347,960	20,212,996

Oil, Gas & Consumable Fuels—8.4%
Alliance Resource Partners L.P.	1,179,970	24,071,388
CNX Midstream Partners L.P.	1,247,671	24,017,667
Delek Logistics Partners L.P.	496,264	16,872,976
Enerplus Corp.	1,954,300	24,116,062
EQT Midstream Partners L.P.	397,646	20,987,756
SandRidge Permian Trust	1,409,958	3,736,389
Ship Finance International Ltd.	1,607,440	22,343,416

	Shares	Value*

TC Pipelines L.P.	561,393	$17,027,049
Valero Energy Partners L.P.	346,462	13,123,980

		166,296,683

Paper & Forest Products—2.7%
Neenah, Inc.	247,723	21,378,495
Schweitzer-Mauduit International, Inc.	359,004	13,753,443

Western Forest Products, Inc.	10,861,195	17,742,517

		52,874,455

Professional Services—0.8%
Korn/Ferry International	326,462	16,074,989

Road & Rail—0.9%
Werner Enterprises, Inc.	490,347	17,333,766

Semiconductors & Semiconductor Equipment—2.3%
MKS Instruments, Inc.	247,760	19,857,964
Versum Materials, Inc.	690,046	24,848,556

		44,706,520

Specialty Retail—2.1%
DSW, Inc., Class A	655,750	22,216,810
Tailored Brands, Inc.	744,467	18,753,124

		40,969,934

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.	196,920	19,416,312

Thrifts & Mortgage Finance—1.3%
Washington Federal, Inc.	793,780	25,400,960

Tobacco—1.2%
Universal Corp.	351,419	22,842,235

Total Common Stock (cost—$1,695,076,263)		1,969,705,680

	Principal Amount (000s)
Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $19,775,692; collateralized by Fannie Mae, 1.50%, due 6/22/20, valued at $19,623,837 including accrued interest and U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $551,432 including accrued interest (cost—$19,775,000)	$19,775	19,775,000

Total Investments (cost-$1,714,851,263)—100.6%		1,989,480,680

Liabilities in excess of other assets—(0.6)%		(11,854,681)

Net Assets—100.0%		$1,977,625,999

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2018 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $56, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Aerospace & Defense—1.4%
AAR Corp.	5,447	$260,857
BWX Technologies, Inc.	3,020	188,871
Engility Holdings, Inc. (c)	13,500	485,865
HEICO Corp.	1,775	164,383
Kratos Defense & Security Solutions, Inc. (c)	24,883	367,770

		1,467,746

Air Freight & Logistics—0.7%
Air Transport Services Group, Inc. (c)	11,763	252,551
Echo Global Logistics, Inc. (c)	8,418	260,537
Forward Air Corp.	3,071	220,191

		733,279

Auto Components—0.5%
Modine Manufacturing Co. (c)	2,622	39,068
Stoneridge, Inc. (c)	14,380	427,373

		466,441

Banks—5.1%
Bancorp, Inc. (c)	36,080	346,007
Carolina Financial Corp.	1,282	48,357
CBTX, Inc.	2,250	79,965
CenterState Bank Corp.	19,920	558,756
Enterprise Financial Services Corp.	4,075	216,179
Equity Bancshares, Inc., Class A (c)	3,154	123,826
First Financial Bankshares, Inc.	12,575	743,182
First Foundation, Inc. (c)	3,117	48,688
First Internet Bancorp	1,143	34,804
First Merchants Corp.	11,775	529,757
Franklin Financial Network, Inc. (c)	1,295	50,635
Investors Bancorp, Inc.	5,470	67,117
National Bank Holdings Corp., Class A	16,140	607,671
National Commerce Corp. (c)	957	39,524
Pacific Premier Bancorp, Inc. (c)	4,906	182,503
Preferred Bank	3,695	216,158
RBB Bancorp	2,515	61,618
Seacoast Banking Corp. of Florida (c)	7,833	228,724
Shore Bancshares, Inc.	5,695	101,485
Southern National Bancorp of Virginia, Inc.	4,495	72,819
TCF Financial Corp.	32,445	772,515
Triumph Bancorp, Inc. (c)	1,221	46,642
Veritex Holdings, Inc. (c)	2,000	56,520

		5,233,452

Beverages—1.2%
Boston Beer Co., Inc., Class A (c)	2,385	685,688
Craft Brew Alliance, Inc. (c)	4,320	70,632
MGP Ingredients, Inc.	1,879	148,403
Primo Water Corp. (c)	20,216	364,899

		1,269,622

	Shares	Value*

Biotechnology—5.8%
Abeona Therapeutics, Inc. (c)	1,384	$17,715
Adamas Pharmaceuticals, Inc. (c)	729	14,595
Albireo Pharma, Inc. (c)	465	15,326
Amicus Therapeutics, Inc. (c)	5,330	64,440
Arena Pharmaceuticals, Inc. (c)	2,774	127,660
Array BioPharma, Inc. (c)	8,498	129,170
Audentes Therapeutics, Inc. (c)	3,086	122,175
BioCryst Pharmaceuticals, Inc. (c)	3,510	26,781
BioSpecifics Technologies Corp. (c)	4,464	261,099
Blueprint Medicines Corp. (c)	2,076	162,053
Cara Therapeutics, Inc. (c)	1,266	30,321
Corbus Pharmaceuticals Holdings, Inc. (c)	1,752	13,228
CRISPR Therapeutics AG (c)	1,801	79,874
CytomX Therapeutics, Inc. (c)	4,157	76,905
Dicerna Pharmaceuticals, Inc. (c)	4,184	63,848
Editas Medicine, Inc. (c)	2,998	95,396
Emergent Biosolutions, Inc. (c)	11,085	729,726
Exelixis, Inc. (c)	6,175	109,421
Fate Therapeutics, Inc. (c)	1,821	29,664
FibroGen, Inc. (c)	1,919	116,579
Flexion Therapeutics, Inc. (c)	1,682	31,470
Genomic Health, Inc. (c)	18,020	1,265,364
Global Blood Therapeutics, Inc. (c)	2,176	82,688
GlycoMimetics, Inc. (c)	1,481	21,326
Halozyme Therapeutics, Inc. (c)	2,352	42,736
Heron Therapeutics, Inc. (c)	2,839	89,854
ImmunoGen, Inc. (c)	9,316	88,223
Immunomedics, Inc. (c)	5,643	117,544
Intellia Therapeutics, Inc. (c)	4,112	117,685
Iovance Biotherapeutics, Inc. (c)	8,909	100,226
Karyopharm Therapeutics, Inc. (c)	1,365	23,246
Kindred Biosciences, Inc. (c)	3,050	42,548
Kura Oncology, Inc. (c)	1,193	20,878
La Jolla Pharmaceutical Co. (c)	1,036	20,855
Loxo Oncology, Inc. (c)	928	158,530
MacroGenics, Inc. (c)	1,251	26,821
Pieris Pharmaceuticals, Inc. (c)	2,098	11,749
Progenics Pharmaceuticals, Inc. (c)	3,075	19,280
PTC Therapeutics, Inc. (c)	13,745	646,015
Rigel Pharmaceuticals, Inc. (c)	6,081	19,520
Sangamo Therapeutics, Inc. (c)	9,119	154,567
T2 Biosystems, Inc. (c)	6,214	46,294
TG Therapeutics, Inc. (c)	2,051	11,486
uniQure NV (c)	672	24,454
Vanda Pharmaceuticals, Inc. (c)	1,791	41,103
Veracyte, Inc. (c)	4,013	38,324
Verastem, Inc. (c)	12,489	90,545
Vericel Corp. (c)	16,743	236,913
Viking Therapeutics, Inc. (c)	1,795	31,269
Voyager Therapeutics, Inc. (c)	1,057	19,998

		5,927,487

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Building Products—0.2%
American Woodmark Corp. (c)	1,986	$155,802
PGT Innovations, Inc. (c)	2,705	58,428

		214,230

Capital Markets—0.2%
BlackRock TCP Capital Corp.	4,165	59,268
Main Street Capital Corp.	1,744	67,144
Prospect Capital Corp.	9,660	70,808

		197,220

Chemicals—0.8%
American Vanguard Corp.	2,304	41,472
Balchem Corp.	945	105,925
Ingevity Corp. (c)	3,393	345,679
Sensient Technologies Corp.	820	62,738
Trinseo S.A.	3,605	282,272

		838,086

Commercial Services & Supplies—3.3%
Brink’s Co.	3,335	232,616
Essendant, Inc.	40,425	518,249
Healthcare Services Group, Inc.	6,925	281,294
Herman Miller, Inc.	17,130	657,792
MSA Safety, Inc.	7,620	811,073
Tetra Tech, Inc.	12,375	845,212

		3,346,236

Communications Equipment—0.6%
ADTRAN, Inc.	4,280	75,542
Ciena Corp. (c)	2,515	78,569
EchoStar Corp., Class A (c)	1,265	58,658
InterDigital, Inc.	1,505	120,400
NetScout Systems, Inc. (c)	3,220	81,305
Plantronics, Inc.	1,115	67,234
Viavi Solutions, Inc. (c)	14,190	160,915

		642,623

Construction & Engineering—0.7%
Granite Construction, Inc.	4,224	193,037
NV5 Global, Inc. (c)	1,292	112,016
Sterling Construction Co., Inc. (c)	16,483	236,037
Willscot Corp. (c)	11,117	190,656

		731,746

Construction Materials—0.0%
U.S. Concrete, Inc. (c)	977	44,795

Consumer Finance—0.5%
Curo Group Holdings Corp. (c)	8,708	263,243
Enova International, Inc. (c)	7,670	220,896

		484,139

	Shares	Value*

Containers & Packaging—0.5%
Greif, Inc., Class A	8,790	$471,671
Silgan Holdings, Inc.	3,185	88,543

		560,214

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc. (c)	2,595	305,795
Carriage Services, Inc.	5,321	114,668
Chegg, Inc. (c)	5,767	163,956
Graham Holdings Co., Class B	125	72,412
Grand Canyon Education, Inc. (c)	565	63,732

		720,563

Diversified Financial Services—0.2%
Compass Diversified Holdings	13,030	236,494

Diversified Telecommunication Services—0.2%
ORBCOMM, Inc. (c)	20,328	220,762

Electric Utilities—2.2%
ALLETE, Inc.	3,780	283,538
Hawaiian Electric Industries, Inc.	10,220	363,730
IDACORP, Inc.	4,175	414,285
Otter Tail Corp.	1,345	64,425
PNM Resources, Inc.	2,625	103,556
Portland General Electric Co.	22,770	1,038,540

		2,268,074

Electronic Equipment, Instruments & Components—0.3%
II-VI, Inc. (c)	6,451	305,132
Mesa Laboratories, Inc.	266	49,375

		354,507

Energy Equipment & Services—0.8%
Newpark Resources, Inc. (c)	32,078	332,007
Oceaneering International, Inc. (c)	2,110	58,236
ProPetro Holding Corp. (c)	13,959	230,184
SEACOR Holdings, Inc. (c)	1,625	80,291
USA Compression Partners L.P.	4,840	79,909

		780,627

Entertainment—0.8%
Liberty Media Corp-Liberty Braves, Class A (c)	12,190	332,543
Liberty Media Corp-Liberty Braves, Class C (c)	4,235	115,404
Madison Square Garden Co., Class A (c)	490	154,507
Reading International, Inc., Class A (c)	4,910	77,578
Rosetta Stone, Inc. (c)	2,692	53,544
World Wrestling Entertainment, Inc., Class A	835	80,769

		814,345

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Equity Real Estate Investment Trusts (REITs)—1.3%
Bluerock Residential Growth REIT, Inc.	15,490	$151,802
Chatham Lodging Trust	21,970	458,953
CorePoint Lodging, Inc.	3,480	67,686
Equity Commonwealth (c)	10,830	347,535
Ryman Hospitality Properties, Inc.	3,410	293,840
Winthrop Realty Trust (a)(b)	12,960	7,128

		1,326,944

Food & Staples Retailing—0.3%
Casey’s General Stores, Inc.	620	80,048
Performance Food Group Co. (c)	6,097	203,030
PriceSmart, Inc.	835	67,594

		350,672

Food Products—1.2%
Calavo Growers, Inc.	3,313	320,036
Flowers Foods, Inc.	5,700	106,362
J&J Snack Foods Corp.	1,305	196,912
John B Sanfilippo & Son, Inc.	755	53,892
Lancaster Colony Corp.	845	126,082
Pinnacle Foods, Inc.	3,830	248,222
Simply Good Foods Co. (c)	4,330	84,219
Tootsie Roll Industries, Inc.	3,845	112,466

		1,248,191

Gas Utilities—0.1%
ONE Gas, Inc.	720	59,242

Healthcare Equipment & Supplies—8.4%
Antares Pharma, Inc. (c)	10,993	36,936
Avanos Medical, Inc. (c)	14,880	1,019,280
AxoGen, Inc. (c)	6,788	250,138
Cerus Corp. (c)	6,304	45,452
CONMED Corp.	845	66,941
CryoLife, Inc. (c)	2,363	83,178
CryoPort, Inc. (c)	18,758	240,290
Cutera, Inc. (c)	1,477	48,076
CytoSorbents Corp. (c)	4,196	54,128
Globus Medical, Inc., Class A (c)	13,050	740,718
Haemonetics Corp. (c)	5,320	609,566
Heska Corp. (c)	391	44,304
Hill-Rom Holdings, Inc.	6,276	592,454
ICU Medical, Inc. (c)	275	77,756
Inogen, Inc. (c)	684	166,978
Insulet Corp. (c)	2,562	271,444
Integra LifeSciences Holdings Corp. (c)	1,150	75,751
IntriCon Corp. (c)	4,143	232,837
LeMaitre Vascular, Inc.	2,455	95,107
LivaNova PLC (c)	4,210	521,914
Masimo Corp. (c)	8,140	1,013,756
Merit Medical Systems, Inc. (c)	5,201	319,601
Neogen Corp. (c)	1,040	74,391
Novocure Ltd. (c)	6,715	351,866

	Shares	Value*

OrthoPediatrics Corp. (c)	1,627	$59,613
RTI Surgical, Inc. (c)	84,465	380,092
Senseonics Holdings, Inc. (c)	53,715	256,221
Sientra, Inc. (c)	1,922	45,897
Surmodics, Inc. (c)	1,255	93,686
Tactile Systems Technology, Inc. (c)	5,407	384,167
Utah Medical Products, Inc.	2,210	208,182
West Pharmaceutical Services, Inc.	650	80,256

		8,540,976

Healthcare Providers & Services—4.3%
Addus HomeCare Corp. (c)	5,225	366,534
Amedisys, Inc. (c)	6,715	839,106
AMN Healthcare Services, Inc. (c)	1,435	78,495
BioTelemetry, Inc. (c)	5,904	380,513
Chemed Corp.	660	210,923
Encompass Health Corp.	8,015	624,769
Ensign Group, Inc.	1,870	70,910
HealthEquity, Inc. (c)	805	76,000
LHC Group, Inc. (c)	1,867	192,282
Molina Healthcare, Inc. (c)	630	93,681
Premier, Inc., Class A (c)	2,460	112,619
Providence Service Corp. (c)	1,265	85,109
R1 RCM, Inc. (c)	100,376	1,019,820
RadNet, Inc. (c)	3,635	54,707
Tivity Health, Inc. (c)	2,325	74,749
U.S. Physical Therapy, Inc.	1,255	148,843

		4,429,060

Healthcare Technology—1.7%
Medidata Solutions, Inc. (c)	3,970	291,041
Omnicell, Inc. (c)	3,702	266,174
Tabula Rasa HealthCare, Inc. (c)	6,785	550,874
Teladoc, Inc. (c)	3,080	265,958
Vocera Communications, Inc. (c)	8,851	323,769

		1,697,816

Hotels, Restaurants & Leisure—3.7%
Carrols Restaurant Group, Inc. (c)	4,411	64,401
Cedar Fair L.P.	1,340	69,787
Century Casinos, Inc. (c)	5,208	38,852
Choice Hotels International, Inc.	1,430	119,119
Churchill Downs, Inc.	2,095	581,781
Dine Brands Global, Inc.	3,982	323,776
Eldorado Resorts, Inc. (c)	7,778	378,011
Extended Stay America, Inc. UNIT	13,120	265,417
Golden Entertainment, Inc. (c)	10,581	254,050
Hyatt Hotels Corp., Class A	12,025	957,070
International Speedway Corp., Class A	1,820	79,716
Jack in the Box, Inc.	940	78,800
Lindblad Expeditions Holdings, Inc. (c)	4,110	61,116
Marriott Vacations Worldwide Corp.	605	67,609
Planet Fitness, Inc., Class A (c)	1,565	84,557

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Texas Roadhouse, Inc.	5,208	$360,862

		3,784,924

Household Durables—0.5%
Lennar Corp., Class B	11,035	424,847
LGI Homes, Inc. (c)	1,129	53,560
Turtle Beach Corp. (c)	1,433	28,574

		506,981

Household Products—0.9%
Central Garden & Pet Co. (c)	16,745	603,490
Central Garden & Pet Co., Class A (c)	2,350	77,879
Energizer Holdings, Inc.	1,155	67,741
WD-40 Co.	1,155	198,775

		947,885

Insurance—3.3%
American Equity Investment Life Holding Co.	19,480	688,813
American National Insurance Co.	1,090	140,926
Argo Group International Holdings Ltd.	1,452	91,549
Donegal Group, Inc., Class A	5,925	84,194
Enstar Group Ltd. (c)	295	61,507
FedNat Holding Co.	11,915	303,594
Investors Title Co.	380	63,802
Kemper Corp.	4,445	357,600
Navigators Group, Inc.	9,800	677,180
NI Holdings, Inc. (c)	5,225	88,146
ProAssurance Corp.	2,565	120,427
RLI Corp.	1,160	91,153
Safety Insurance Group, Inc.	925	82,880
Trupanion, Inc. (c)	14,399	514,476

		3,366,247

Interactive Media & Services—0.2%
Yelp, Inc. (c)	4,704	231,437

Internet & Direct Marketing Retail—0.4%
Gaia, Inc. (c)	3,238	49,865
Liberty Expedia Holdings, Inc., Class A (c)	1,820	85,613
Quotient Technology, Inc. (c)	12,737	197,423
Shutterfly, Inc. (c)	1,240	81,704

		414,605

IT Services—3.5%
Brightcove, Inc. (c)	4,463	37,489
Carbonite, Inc. (c)	8,268	294,754
Conduent, Inc. (c)	3,495	78,707
CoreLogic, Inc. (c)	1,480	73,127
CSG Systems International, Inc.	1,940	77,872
First Data Corp., Class A (c)	31,065	760,161
Hackett Group, Inc.	2,734	55,090
ManTech International Corp., Class A	13,750	870,375
MAXIMUS, Inc.	1,370	89,132

	Shares	Value*

Syntel, Inc. (c)	10,660	$436,847
Travelport Worldwide Ltd.	44,685	753,836

		3,527,390

Leisure Equipment & Products—2.6%
Callaway Golf Co.	13,823	335,761
Clarus Corp.	31,930	352,826
Malibu Boats, Inc., Class A (c)	16,624	909,665
MCBC Holdings, Inc. (c)	27,574	989,355
Vista Outdoor, Inc. (c)	4,575	81,847

		2,669,454

Life Sciences Tools & Services—3.5%
Charles River Laboratories International, Inc. (c)	7,140	960,615
Codexis, Inc. (c)	2,076	35,603
Medpace Holdings, Inc. (c)	19,545	1,170,941
NeoGenomics, Inc. (c)	7,236	111,073
PRA Health Sciences, Inc. (c)	11,889	1,310,049

		3,588,281

Machinery—1.6%
Chart Industries, Inc. (c)	3,917	306,819
Columbus McKinnon Corp.	5,519	218,221
Commercial Vehicle Group, Inc. (c)	4,159	38,096
DMC Global, Inc.	5,709	232,927
Kadant, Inc.	760	81,966
Kornit Digital Ltd. (c)	2,582	56,546
Park-Ohio Holdings Corp.	12,120	464,802
Spartan Motors, Inc.	17,832	263,022

		1,662,399

Marine—0.1%
Kirby Corp. (c)	830	68,267

Media—1.4%
Cable One, Inc.	115	101,615
Cardlytics, Inc. (c)	8,674	217,197
Hemisphere Media Group, Inc. (c)	4,375	61,031
John Wiley & Sons, Inc., Class A	1,290	78,174
Liberty Broadband Corp., Class A (c)	1,635	137,880
Loral Space & Communications, Inc. (c)	1,390	63,106
New Media Investment Group, Inc.	4,525	70,997
New York Times Co., Class A	3,780	87,507
News Corp., Class B	9,850	133,960
Nexstar Media Group, Inc., Class A	4,903	399,104
Scholastic Corp.	2,365	110,422

		1,460,993

Metals & Mining—0.2%
Allegheny Technologies, Inc. (c)	6,082	179,723

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Mortgage Real Estate Investment Trusts (REITs)—1.8%
Apollo Commercial Real Estate Finance, Inc.	21,245	$400,893
ARMOUR Residential REIT, Inc.	3,355	75,320
Blackstone Mortgage Trust, Inc., Class A	14,165	474,669
Chimera Investment Corp.	11,035	200,065
Granite Point Mortgage Trust, Inc.	4,035	77,795
Invesco Mortgage Capital, Inc.	4,835	76,490
MFA Financial, Inc.	27,870	204,844
PennyMac Mortgage Investment Trust	2,995	60,619
TPG RE Finance Trust, Inc.	2,975	59,559
Two Harbors Investment Corp.	12,145	181,325

		1,811,579

Multi-Utilities—0.4%
Black Hills Corp.	1,720	99,915
NorthWestern Corp.	4,580	268,663

		368,578

Oil, Gas & Consumable Fuels—5.1%
Abraxas Petroleum Corp. (c)	117,757	274,374
Alliance Resource Partners L.P.	32,100	654,840
Antero Midstream Partners L.P.	2,525	72,366
Black Stone Minerals L.P.	4,680	85,223
Carrizo Oil & Gas, Inc. (c)	11,114	280,073
Crestwood Equity Partners L.P.	2,320	85,260
Delek U.S. Holdings, Inc.	17,403	738,409
Dorchester Minerals L.P.	3,255	66,402
Enviva Partners L.P.	2,830	89,994
Evolution Petroleum Corp.	11,457	126,600
Gran Tierra Energy, Inc. (c)	154,645	590,744
Lonestar Resources U.S., Inc., Class A (c)	5,087	39,628
Par Pacific Holdings, Inc. (c)	3,770	76,908
PBF Energy, Inc., Class A	20,125	1,004,439
PBF Logistics L.P.	3,415	73,593
Peabody Energy Corp.	1,460	52,034
Penn Virginia Corp. (c)	787	63,385
Renewable Energy Group, Inc. (c)	2,705	77,904
Ring Energy, Inc. (c)	3,515	34,834
Ship Finance International Ltd.	8,060	112,034
Sunoco L.P.	3,405	100,618
Valero Energy Partners L.P.	2,155	81,631
Viper Energy Partners L.P.	1,930	81,253
WildHorse Resource Development Corp. (c)	12,587	297,557

		5,160,103

Paper & Forest Products—1.0%
Louisiana-Pacific Corp.	7,503	198,754
Mercer International, Inc.	21,475	360,780
Resolute Forest Products, Inc. (c)	36,885	477,661

		1,037,195

	Shares	Value*

Personal Products—0.3%
Inter Parfums, Inc.	1,020	$65,739
Nu Skin Enterprises, Inc., Class A	1,610	132,696
USANA Health Sciences, Inc. (c)	545	65,700

		264,135

Pharmaceuticals—2.6%
Amphastar Pharmaceuticals, Inc. (c)	1,851	35,613
ANI Pharmaceuticals, Inc. (c)	795	44,949
Assembly Biosciences, Inc. (c)	593	22,024
Catalent, Inc. (c)	22,265	1,014,171
Cymabay Therapeutics, Inc. (c)	9,113	100,972
Endocyte, Inc. (c)	2,026	35,982
Intersect ENT, Inc. (c)	1,716	49,335
Omeros Corp. (c)	1,203	29,365
Paratek Pharmaceuticals, Inc. (c)	811	7,867
Phibro Animal Health Corp., Class A	16,925	726,082
Revance Therapeutics, Inc. (c)	2,983	74,128
Supernus Pharmaceuticals, Inc. (c)	6,708	337,748
WaVe Life Sciences Ltd. (c)	2,840	142,000

		2,620,236

Professional Services—2.2%
CRA International, Inc.	1,039	52,179
FTI Consulting, Inc. (c)	9,655	706,649
Heidrick & Struggles International, Inc.	19,190	649,582
Kforce, Inc.	1,692	63,619
Korn/Ferry International	14,775	727,521

		2,199,550

Real Estate Management & Development—0.1%
St Joe Co. (c)	4,080	68,544

Road & Rail—1.1%
Daseke, Inc. (c)	4,565	36,611
Saia, Inc. (c)	6,075	464,434
Universal Logistics Holdings, Inc.	12,965	477,112
USA Truck, Inc. (c)	7,490	151,523

		1,129,680

Semiconductors & Semiconductor Equipment—0.6%
Axcelis Technologies, Inc. (c)	1,680	33,012
AXT, Inc. (c)	5,968	42,671
Entegris, Inc.	4,040	116,958
FormFactor, Inc. (c)	3,329	45,774
Ichor Holdings Ltd. (c)	1,788	36,511
Integrated Device Technology, Inc. (c)	7,065	332,126

		607,052

Software—6.4%
2U, Inc. (c)	2,892	217,450
Amber Road, Inc. (c)	4,959	47,706
Aspen Technology, Inc. (c)	4,835	550,755
Asure Software, Inc. (c)	3,321	41,247
Bottomline Technologies, Inc. (c)	1,860	135,241

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Box, Inc., Class A (c)	7,516	$179,708
Everbridge, Inc. (c)	5,235	301,745
Fair Isaac Corp. (c)	345	78,850
Five9, Inc. (c)	4,964	216,877
Hortonworks, Inc. (c)	10,935	249,427
Instructure, Inc. (c)	7,876	278,810
LivePerson, Inc. (c)	11,436	296,764
Model N, Inc. (c)	30,504	483,488
Progress Software Corp.	18,025	636,102
PROS Holdings, Inc. (c)	1,500	52,530
Q2 Holdings, Inc. (c)	3,426	207,444
Rapid7, Inc. (c)	5,696	210,296
RealPage, Inc. (c)	3,185	209,892
SPS Commerce, Inc. (c)	7,000	694,680
Upland Software, Inc. (c)	2,049	66,203
Varonis Systems, Inc. (c)	3,445	252,346
Verint Systems, Inc. (c)	16,265	814,877
Zynga, Inc., Class A (c)	72,096	289,105

		6,511,543

Specialty Retail—2.8%
American Eagle Outfitters, Inc.	29,620	735,465
Boot Barn Holdings, Inc. (c)	25,900	735,819
Cato Corp., Class A	24,110	506,792
Five Below, Inc. (c)	550	71,533
Floor & Decor Holdings, Inc., Class A (c)	4,473	134,950
Tailored Brands, Inc.	17,350	437,047
Williams-Sonoma, Inc.	3,745	246,121

		2,867,727

Technology Hardware, Storage & Peripherals—0.2%
USA Technologies, Inc. (c)	35,261	253,879

Textiles, Apparel & Luxury Goods—2.9%
Columbia Sportswear Co.	9,545	888,353
Deckers Outdoor Corp. (c)	7,380	875,121
G-III Apparel Group Ltd. (c)	6,779	326,680
Movado Group, Inc.	20,150	844,285

		2,934,439

Thrifts & Mortgage Finance—1.9%
America First Multifamily Investors L.P.	18,595	105,992
BankFinancial Corp.	4,250	67,745
Capitol Federal Financial, Inc.	25,610	326,271
Essent Group Ltd. (c)	6,493	287,315
First Defiance Financial Corp.	1,900	57,209
Flagstar Bancorp, Inc. (c)	2,395	75,371
Kearny Financial Corp.	14,530	201,240
Meridian Bancorp, Inc.	7,658	130,186
Northwest Bancshares, Inc.	4,590	79,499
OceanFirst Financial Corp.	2,405	65,464
Oritani Financial Corp.	14,040	218,322

	Shares	Value*

PCSB Financial Corp.	3,660	$74,444
Territorial Bancorp, Inc.	5,340	157,797
Waterstone Financial, Inc.	5,230	89,695

		1,936,550

Tobacco—0.8%
Turning Point Brands, Inc.	10,200	422,892
Universal Corp.	1,805	117,325
Vector Group Ltd.	18,048	248,701

		788,918

Trading Companies & Distributors—0.6%
Air Lease Corp.	7,553	346,531
Rush Enterprises, Inc., Class B	5,885	234,753

		581,284

Water Utilities—0.1%
American States Water Co.	1,005	61,446

Wireless Telecommunication Services—0.6%
Boingo Wireless, Inc. (c)	17,689	617,346

Total Common Stock (cost—$80,355,104)		99,433,959

	Principal Amount (000s)

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $2,978,104; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/44, valued at $3,038,190 including accrued interest (cost—$2,978,000)	$2,978	2,978,000

Total Investments (cost—$83,333,104)—100.3%		102,411,959

Liabilities in excess of other assets—(0.3)%		(264,549)

Net Assets—100.0%		$102,147,410

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $7,128, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Technology Fund

September 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—89.4%

Communications Equipment—4.7%
Arista Networks, Inc. (d)	165,340	$43,957,292
Cisco Systems, Inc.	100	4,865
Juniper Networks, Inc.	100	2,997
Lumentum Holdings, Inc. (d)	100	5,995
Motorola Solutions, Inc.	100	13,014
Nokia Oyj ADR	100	558
Palo Alto Networks, Inc. (d)	173,495	39,081,484

		83,066,205

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR	100	7,401

Diversified Telecommunication Services—0.0%
AT&T, Inc.	100	3,358
Verizon Communications, Inc.	100	5,339

		8,697

Electrical Equipment—0.4%
Bloom Energy Corp., Class A (d)	207,800	7,081,824
Nidec Corp.	100	14,379

		7,096,203

Electronic Equipment, Instruments & Components—0.2%
CDW Corp.	100	8,892
Cognex Corp.	100	5,582
IPG Photonics Corp. (d)	100	15,607
LG Display Co., Ltd.	1,000	17,279
Murata Manufacturing Co., Ltd.	100	15,366
Samsung Electro-Mechanics Co., Ltd.	170	21,292
Samsung SDI Co., Ltd.	12,145	2,828,467

		2,912,485

Entertainment—3.1%
Netflix, Inc. (d)	74,043	27,701,707
Take-Two Interactive Software, Inc. (d)	202,205	27,902,268

		55,603,975

Healthcare Technology—0.0%
Veeva Systems, Inc., Class A (d)	100	10,887

Household Durables—0.0%
Garmin Ltd.	100	7,005

Interactive Media & Services—6.8%
58.com, Inc. ADR (d)	100	7,360
Alphabet, Inc., Class A (c)(d)	56,245	67,892,215
Alphabet, Inc., Class C (d)	44,300	52,870,721
Baidu, Inc. ADR (d)	100	22,868
Facebook, Inc., Class A (c)(d)	3,290	541,073
NAVER Corp.	100	64,546
Tencent Holdings Ltd.	100	4,083
Twitter, Inc. (d)	100	2,846
Weibo Corp. ADR (d)	20	1,463

	Shares	Value*

Yandex NV, Class A (d)	100	$3,289
Yelp, Inc. (d)	100	4,920
Zillow Group, Inc., Class A (d)	100	4,420

		121,419,804

Internet & Direct Marketing Retail—9.9%
Alibaba Group Holding Ltd. ADR (d)	100	16,476
Amazon.com, Inc. (d)	82,540	165,327,620
Ctrip.com International Ltd. ADR (d)	12,590	467,970
eBay, Inc. (d)	100	3,302
Expedia Group, Inc.	100	13,048
GrubHub, Inc. (d)	84,370	11,695,370
JD.com, Inc. ADR (d)	100	2,609
TripAdvisor, Inc. (d)	100	5,107

		177,531,502

IT Services—18.7%
Accenture PLC, Class A	100	17,020
Adyen NV (a)(d)	100	81,622
Akamai Technologies, Inc. (d)	100	7,315
Amadeus IT Group S.A.	100	9,269
Automatic Data Processing, Inc.	100	15,066
Cognizant Technology Solutions Corp., Class A	29,950	2,310,642
DXC Technology Co.	453,795	42,438,908
Fidelity National Information Services, Inc.	100	10,907
First Data Corp., Class A (d)	100	2,447
Global Payments, Inc.	100	12,740
GoDaddy, Inc., Class A (d)	100	8,339
Mastercard, Inc., Class A	132,940	29,593,773
MongoDB, Inc. (d)	331,440	27,028,932
Okta, Inc. (d)	474,940	33,416,778
Pagseguro Digital Ltd., Class A (d)	12,010	332,317
PayPal Holdings, Inc. (d)	303,940	26,698,090
Perspecta, Inc.	226,897	5,835,791
Sabre Corp.	100	2,608
Shopify, Inc., Class A (d)	100	16,446
Square, Inc. Class A (c)(d)	1,270,965	125,838,245
Tata Consultancy Services Ltd.	2,000	60,314
Total System Services, Inc.	100	9,874
Twilio, Inc., Class A (d)	332,635	28,699,748
Visa, Inc., Class A	78,450	11,774,560
Worldpay, Inc., Class A (d)	100	10,127

		334,231,878

Media—0.0%
Comcast Corp., Class A	100	3,541

Professional Services—0.0%
Verisk Analytics, Inc. (d)	100	12,055

Schedule of Investments

AllianzGI Technology Fund

September 30, 2018 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—7.1%
Advanced Micro Devices, Inc. (d)	455,905	$14,082,905
ams AG	100	5,629
Analog Devices, Inc.	100	9,246
Applied Materials, Inc.	100	3,865
Cree, Inc. (d)	244,760	9,269,061
Cypress Semiconductor Corp.	100	1,449
Infineon Technologies AG	100	2,276
Intel Corp.	100	4,729
KLA-Tencor Corp.	100	10,171
Lam Research Corp.	100	15,170
Marvell Technology Group Ltd.	100	1,930
Maxim Integrated Products, Inc.	100	5,639
MediaTek, Inc.	1,000	8,069
Microchip Technology, Inc.	239,557	18,903,443
Micron Technology, Inc. (c)(d)	313,880	14,196,792
NVIDIA Corp.	103,950	29,212,029
ON Semiconductor Corp. (d)	66,900	1,232,967
Qorvo, Inc. (d)	100	7,689
QUALCOMM, Inc.	157,275	11,328,518
SK Hynix, Inc.	21,767	1,440,058
Skyworks Solutions, Inc.	100	9,071
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	432,885	19,116,202
Teradyne, Inc.	211,855	7,834,398
Texas Instruments, Inc.	100	10,729
Tokyo Electron Ltd.	800	110,256
Universal Display Corp.	100	11,790

		126,834,081

Software—30.1%
Activision Blizzard, Inc.	80,310	6,680,989
Adobe Systems, Inc. (d)	31,440	8,487,228
Aspen Technology, Inc. (d)	5,160	587,776
Atlassian Corp. PLC, Class A (d)	106,390	10,228,335
Autodesk, Inc. (d)	112,470	17,557,692
Box, Inc., Class A (d)	100	2,391
Cornerstone OnDemand, Inc. (d)	100	5,675
Coupa Software, Inc. (d)	100	7,910
CyberArk Software Ltd. (d)	100	7,984
Dell Technologies, Inc., Class V (d)	100	9,712
DocuSign, Inc. (d)	100	5,257
Dropbox, Inc., Class A, Class A (d)	100	2,683
Electronic Arts, Inc. (d)	100	12,049
ForeScout Technologies, Inc. (d)	82,740	3,124,262
Fortinet, Inc. (d)	100	9,227
HubSpot, Inc. (d)	16,970	2,561,622
Intuit, Inc.	100	22,740
Microsoft Corp. (c)	1,122,291	128,356,422
New Relic, Inc. (d)	6,145	579,043
Nintendo Co., Ltd.	100	36,383
Nutanix, Inc., Class A (d)	328,515	14,034,161
Oracle Corp.	123,515	6,368,433
Paycom Software, Inc. (d)	455,259	70,751,801

	Shares	Value*

Proofpoint, Inc. (d)	338,315	$35,973,034
RealPage, Inc. (d)	61,665	4,063,724
Red Hat, Inc. (d)	100	13,628

RingCentral, Inc., Class A (d)	379,490	35,311,544
SailPoint Technologies Holding, Inc. (d)	10,570	359,591
Salesforce.com, Inc. (d)	295,231	46,950,586
SAP SE ADR	100	12,300
ServiceNow, Inc. (d)	385,345	75,385,042
Sophos Group PLC (a)	100	636
Splunk, Inc. (d)	100	12,091
Tableau Software, Inc., Class A (d)	165,425	18,484,590
Temenos AG (d)	3,285	535,036
VMware, Inc., Class A (d)	100	15,606
Workday, Inc., Class A (d)	355,125	51,841,147
Zendesk, Inc. (d)	100	7,100
Zscaler, Inc. (d)	100	4,078
Zuora, Inc., Class A (d)	100	2,311

		538,411,819

Technology Hardware, Storage & Peripherals—8.4%
Apple, Inc. (c)	301,505	68,061,739
Catcher Technology Co., Ltd.	1,000	10,993
Hewlett Packard Enterprise Co.	100	1,631
HP, Inc.	100	2,577
NetApp, Inc. (c)	937,750	80,543,348
Pure Storage, Inc., Class A (d)	27,715	719,204
Samsung Electronics Co., Ltd.	5,000	209,254
Western Digital Corp.	100	5,854

		149,554,600

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (d)	100	7,018

Total Common Stock (cost—$913,729,419)		1,596,719,156

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,667
iShares MSCI Emerging Markets Index	100	4,292

Total Exchange-Traded Funds (cost—$5,747)		5,959

Schedule of Investments

AllianzGI Technology Fund

September 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—8.9%
State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $159,729,590; collateralized by U.S. Treasury Notes, 2.00%, due 11/30/20—5/31/21, valued at $162,922,975 including accrued interest (cost—$159,724,000)	$159,724	$159,724,000

Total Options Purchased—2.2% (cost—$14,680,749) (d)(e)(f)		40,148,590

Total Investments, before options written and securities sold short (cost—$1,088,139,915)—100.5%		1,796,597,705

	Shares

SECURITIES SOLD SHORT—(0.0)%

Common Stock—(0.0)%

IT Services—(0.0)%
International Business Machines Corp.	1	(151)

Semiconductors & Semiconductor Equipment—(0.0)%
STMicroelectronics NV	35,475	(650,611)
Total Securities Sold Short (proceeds received-$647,328)		(650,762)

Value*

Total Options Written —(0.8)% (premiums received—$16,285,770) (d)(e)(f)	$(13,967,700)

Total Investments, net of options written and securities sold short (cost-$1,071,206,817) (b)—99.7%	1,781,979,243

Other assets less other liabilities—0.3%	4,806,282

Net Assets—100.0%	$1,786,785,525

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $82,258, representing less than 0.05% of net assets.

(b)	Securities (net of securities sold short) with an aggregate value of $5,395,252, representing 0.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Exchange traded option contracts outstanding at September 30, 2018:

Options purchased contracts outstanding at September 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
Apple, Inc.	170.00 USD	1/18/19	2,700	$270,000	$15,410,250	$3,437,072	$11,973,178
Broadcom Ltd.	260.00 USD	1/17/20	620	62,000	1,686,400	1,613,883	72,517
Cognizant Technology Solutions Corp.	80.00 USD	1/18/19	1,536	153,600	349,440	933,952	(584,512)
Facebook, Inc.	180.00 USD	12/20/19	3,000	300,000	5,482,500	7,290,911	(1,808,411)
NetApp, Inc.	50.00 USD	1/18/19	4,800	480,000	17,220,000	1,404,931	15,815,069

	Total options purchased contracts				$40,148,590	$14,680,749	$25,467,841

Schedule of Investments

AllianzGI Technology Fund

September 30, 2018 (unaudited) (continued)

Options written contracts outstanding at September 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Square, Inc.	90.00 USD	12/21/18	(6,090)	$(609,000)	$(8,800,050)	$(5,017,742)	$(3,782,308)
Put options:
Apple, Inc.	145.00 USD	1/18/19	(2,700)	$(270,000)	$(55,350)	$(3,029,559)	$2,974,209
Broadcom Ltd.	210.00 USD	1/17/20	(620)	(62,000)	(1,106,700)	(1,384,328)	277,628
Cognizant Technology Solutions Corp.	70.00 USD	1/18/19	(1,536)	(153,600)	(172,800)	(640,433)	467,633
Facebook, Inc.	150.00 USD	12/20/19	(3,000)	(300,000)	(3,780,000)	(4,753,449)	973,449
NetApp, Inc.	40.00 USD	1/18/19	(4,800)	(480,000)	(52,800)	(1,460,259)	1,407,459

	Total put options				$(5,167,650)	$(11,268,028)	$6,100,378

	Total options written contracts				$(13,967,700)	$(16,285,770)	$2,318,070

Glossary:

ADR—American Depositary Receipt

FTSE— Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of each Fund (together, the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment adviser, Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2018 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/18
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$16,062,919	—	—	$16,062,919
China	12,405,552	$94,308,123	—	106,713,675
India	3,839,280	43,346,301	—	47,185,581
Mexico	4,836,034	—	—	4,836,034
Peru	12,223,892	—	—	12,223,892
Russian Federation	19,468,224	—	$4,609,293	24,077,517
South Africa	1,060,322	7,289,566	—	8,349,888
Thailand	—	—	16,659,629	16,659,629
All Other	—	115,675,740	—	115,675,740
Preferred Stock	—	—	4,551,912	4,551,912
Repurchase Agreements	—	9,237,000	—	9,237,000

Totals	$69,896,223	$269,856,730	$25,820,834	$365,573,787

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$1,157,811,690	—	—	$1,157,811,690
Repurchase Agreements	—	$742,000	—	742,000

Totals	$1,157,811,690	$742,000	—	$1,158,553,690

AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$928,857	—	$928,857
Denmark	—	87,148	—	87,148
France	—	1,203,713	—	1,203,713
Germany	—	331,862	—	331,862
Japan	—	123,771	—	123,771
United Kingdom	—	2,737,023	—	2,737,023
All Other	$13,975,287	—	—	13,975,287

Totals	$13,975,287	$5,412,374	—	$19,387,661

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/18
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$3,700,661	—	$3,700,661
Austria	—	4,529,543	—	4,529,543
China	—	836,695	—	836,695
Denmark	—	3,340,774	—	3,340,774
Finland	—	1,679,065	—	1,679,065
France	—	5,441,622	—	5,441,622
Germany	—	5,317,172	—	5,317,172
Hong Kong	—	1,778,886	—	1,778,886
Indonesia	—	399,706	—	399,706
Italy	—	2,146,152	—	2,146,152
Japan	—	24,922,630	—	24,922,630
Netherlands	—	1,229,067	—	1,229,067
Norway	—	1,390,418	—	1,390,418
Singapore	—	266,920	—	266,920
Spain	—	1,054,910	—	1,054,910
Sweden	—	2,744,063	—	2,744,063
Switzerland	—	5,501,477	—	5,501,477
Taiwan	—	1,231,143	—	1,231,143
United Kingdom	—	11,099,955	—	11,099,955
All Other	$108,539,396	—	—	108,539,396
Preferred Stock	—	1,069,429	—	1,069,429
Repurchase Agreements	—	3,894,000	—	3,894,000

Totals	$108,539,396	$83,574,288	—	$192,113,684

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	$48,619,506	$740,370	—	$49,359,876
All Other	110,991,456	—	—	110,991,456
Warrants	—	—	$123,899	123,899
Repurchase Agreements	—	5,619,000	—	5,619,000

Totals	$159,610,962	$6,359,370	$123,899	$166,094,231

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/18
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	—	$1,224,790	$1,224,790
Aerospace & Defense	$43,862,217	—	359,012	44,221,229
Apparel & Textiles	—	—	64,253	64,253
Commercial Services	—	—	576,798	576,798
Media	43,435,923	—	1,375,431	44,811,354
Oil, Gas & Consumable Fuels	48,680,625	—	311,504	48,992,129
Semiconductors	—	—	10,552	10,552
All Other	1,280,841,968	—	—	1,280,841,968
Corporate Bonds & Notes:
Advertising	—	—	1,033,589	1,033,589
Commercial Services	—	$63,231,413	476,780	63,708,193
Media	—	77,493,602	153	77,493,755
All Other	—	1,112,136,617	—	1,112,136,617
Convertible Bonds & Notes:
Energy-Alternate Sources	—	14,125,777	571,500	14,697,277
All Other	—	1,073,463,306	—	1,073,463,306
Convertible Preferred Stock:
Chemicals	—	10,756,982	—	10,756,982
Computers	—	10,074,342	—	10,074,342
Diversified Financial Services	—	3,602,137	—	3,602,137
Electronics	—	11,523,322	—	11,523,322
Equity Real Estate Investment Trusts (REITs)	4,844,928	11,916,370	—	16,761,298
Food & Beverage	—	8,880,658	—	8,880,658
Hand/Machine Tools	—	10,697,707	—	10,697,707
Healthcare-Products	—	20,475,511	—	20,475,511
Pharmaceuticals	—	5,264,185	—	5,264,185
All Other	94,818,971	—	—	94,818,971
Preferred Stock	—	—	18,217,438	18,217,438
Equity-Linked Securities	—	—	172,096	172,096
Warrants	—	—	13	13
Repurchase Agreements	—	149,085,000	—	149,085,000

	1,516,484,632	2,582,726,929	24,393,909	4,123,605,470

Investments in Securities—Liabilities
Options Written:
Market Price	(1,104,955)	—	—	(1,104,955)

Totals	$1,515,379,677	$2,582,726,929	$24,393,909	$4,122,500,515

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$321,683,498	—	—	$321,683,498
Repurchase Agreements	—	$468,000	—	468,000

Totals	$321,683,498	$468,000	—	$322,151,498

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$1,934,883,940	—	—	$1,934,883,940
Repurchase Agreements	—	$5,738,000	—	5,738,000

Totals	$1,934,883,940	$5,738,000	—	$1,940,621,940

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/18
AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Canada	$25,372,246	—	—	$25,372,246
India	1,353,287	—	—	1,353,287
Korea (Republic of)	2,597,760	$7,203,373	—	9,801,133
Mexico	2,622,431	—	—	2,622,431
Netherlands	5,378,282	2,209,432	—	7,587,714
Russian Federation	8,344,955	—	—	8,344,955
Taiwan	5,057,645	—	—	5,057,645
United Kingdom	11,992,117	20,814,523	—	32,806,640
United States	10,528,212	—	—	10,528,212
All Other	—	162,193,716	—	162,193,716
Repurchase Agreements	—	300,000	—	300,000

Totals	$73,246,935	$192,721,044	—	$265,967,979

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$372,572,470	—	—	$372,572,470
Repurchase Agreements	—	$159,000	—	159,000

Totals	$372,572,470	$159,000	—	$372,731,470

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$1,310,022,342	—	—	$1,310,022,342
Repurchase Agreements	—	$50,562,000	—	50,562,000

Totals	$1,310,022,342	$50,562,000	—	$1,360,584,342

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$114,649,686	—	$56	$114,649,742
All Other	1,855,055,938	—	—	1,855,055,938
Repurchase Agreements	—	$19,775,000	—	19,775,000

Totals	$1,969,705,624	$19,775,000	$56	$1,989,480,680

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$1,319,816	—	$7,128	$1,326,944
All Other	98,107,015	—	—	98,107,015
Repurchase Agreements	—	$2,978,000	—	2,978,000

Totals	$99,426,831	$2,978,000	$7,128	$102,411,959

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/18
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	$7,081,824	$14,379	—	$7,096,203
Electronic Equipment, Instruments & Components	30,081	2,882,404	—	2,912,485
Interactive Media & Services	121,351,175	68,629	—	121,419,804
IT Services	334,162,295	69,583	—	334,231,878
Semiconductors & Semiconductor Equipment	125,267,793	1,566,288	—	126,834,081
Software	537,839,764	572,055	—	538,411,819
Technology Hardware, Storage & Peripherals	149,334,353	220,247	—	149,554,600
All Other	316,258,286	—	—	316,258,286
Exchange-Traded Funds	4,292	1,667	—	5,959
Repurchase Agreements	—	159,724,000	—	159,724,000
Options Purchased:
Market Price	40,148,590	—	—	40,148,590

	1,631,478,453	165,119,252	—	1,796,597,705

Investments in Securities—Liabilities
Securities Sold Short, at value	(650,762)	—	—	(650,762)
Options Written:
Market Price	(13,967,700)	—	—	(13,967,700)

	(14,618,462)	—	—	(14,618,462)

Totals	$1,616,859,991	$165,119,252	—	$1,781,979,243

At September 30, 2018, the following Fund had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1
AllianzGI Income & Growth	$34,137,399	—

(a)	This transfer was a result of securities with an exchange-traded closing price at June 30, 2018, which was not available on September 30, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2018, was as follows:

	Beginning Balance 6/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/18

AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$1,733,513	$3,082,407	$—	$—	$—	$(206,627)	$—	$—	$4,609,293
Thailand	13,378,021	2,799,967	(1,288,556)	—	(135,596)	1,905,793	—	—	16,659,629
Preferred Stock	2,322,012	1,743,261	—	—	—	486,639	—	—	4,551,912

Totals	$17,433,546	$7,625,635	$(1,288,556)	$—	$(135,596)	$2,185,805	$—	$—	$25,820,834

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	$75,826	$—	$—	$—	$—	$48,073	$—	$—	$123,899

	Beginning Balance 6/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3**	Ending Balance 9/30/18

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,385,428	$—	$—	$—	$—	$(160,638)	$—	$—	$1,224,790
Aerospace & Defense	354,775	—	—	—	—	4,237	—	—	359,012
Apparel & Textiles	60,947	—	—	—	—	3,306	—	—	64,253
Commercial Services	—	1,960,164	—	—	—	(1,383,366)	—	—	576,798
Media	1,442,959	—	—	—	—	(67,528)	—	—	1,375,431
Oil, Gas & Consumable Fuels	322,716	—	—	—	—	(11,212)	—	—	311,504
Semiconductors	10,552	—	—	—	—	—	—	—	10,552
Corporate Bonds & Notes:
Advertising	993,836	39,753	—	—	—	—	—	—	1,033,589
Commercial Services	—	—	—	—	—	—	476,780	—	476,780
Media	153	—	—	—	—	—	—	—	153
Convertible Bonds & Notes:
Banks	17,540,357	—	—	—	—	423,168	—	(17,963,525)	—
Energy-Alternate Sources	571,500	—	—	—	—	—	—	—	571,500
Preferred Stock	18,217,438	—	—	—	—	—	—	—	18,217,438
Equity-Linked Securities:
Coal	117,974	—	—	—	—	54,120	—	—	172,094
Oil, Gas & Consumable Fuels	141	—	—	—	—	(139)	—	—	2
Warrants:
Commercial Services	76	—	—	—	—	(67)	—	—	9
Media	4	—	—	—	—	—	—	—	4

Totals	$41,018,856	$1,999,917	$—	$—	$—	$(1,138,119)	$476,780	$(17,963,525)	$24,393,909

	Beginning Balance 6/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/18

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$56	$—	$—	$—	$—	$—	$—	$—	$56

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$7,258	$—	$—	$—	$—	$(130)	$—	$—	$7,128

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2018:

	Ending Balance at 9/30/18	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	$123,899	Black Scholes Model	Volatility	44.11%

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
	$903,910	Market and Company Comparables	EV Multiples	5.14x (2.11x-10.04x)
			Illiquidity Discount	20%
	$320,880	Market and Company Comparables	EV Multiples	2.20x (1.15x-4.46x)
			Illiquidity Discount	20%
	$359,012	Market and Company Comparables	EV Multiples	0.74x (0.53x-1.15x)
			M&A Transaction Multiples	0.87x (0.32x-2.12x)
			Illiquidity Discount	40%
	$64,253	Market and Company Comparables	EV Multiples	0.78x (0.19x-1.43x)
			Illiquidity Discount	20%
	$1,375,411	Market and Company Comparables	EV Multiples	1.11x (0.07x-2.08x)
			Illiquidity Discount	10%
	$113,827	Market and Company Comparables	EV Multiples	2.92x (2.27x-3.69x)
			Illiquidity Discount	40%
Corporate Bonds & Notes:
	$1,033,589	Market and Company Comparables	EV Multiples	2.20x (1.15x-4.46x)
			Illiquidity Discount	20%
Preferred Stock:
	$1,082,958	Market and Company Comparables	EV Multiples	0.73x (0.35x-1.22x)
			Applicable Liquidity Multiple	1.60
			Illiquidity Discount	25%
	$17,134,400	Market and Company Comparables	EV Multiples	0.73x (0.35x-1.22x)
			Illiquidity Discount	25%
Equity-Linked Securities:
	$172,094	Black Scholes Model	Volatility	39%

The table for AllianzGI Income & Growth includes Level 3 investments that are valued by brokers or pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock	$7,128	Net Assets Approach	Estimated Movement of Proceeds	7.18%

*	Transferred out of Level 2 and into Level 3 because current evaluated price was not available for security at September 30, 2018.
**	Transferred out of Level 3 and into Level 2 because an evaluated mean price was used at September 30, 2018, which was not available on June 30, 2018.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at September 30, 2018 was:

AllianzGI Emerging Markets Opportunities	$2,087,251
AllianzGI Health Sciences	48,073
AllianzGI Income & Growth	(1,561,287)
AllianzGI Small-Cap Blend	(130)

At September 30, 2018, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	346,739,034	28,456,773	9,622,020	18,834,753
AllianzGI Focused Growth	669,715,375	503,088,372	14,250,057	488,838,315
AllianzGI Global Natural Resources	17,365,319	2,224,219	201,877	2,022,342
AllianzGI Global Small-Cap	156,078,055	39,899,801	3,864,172	36,035,629
AllianzGI Health Sciences	139,712,715	29,458,008	3,076,492	26,381,516
AllianzGI Income & Growth	4,427,565,756	105,738,616	410,803,857	(305,065,241)
AllianzGI Mid-Cap	257,426,240	69,418,542	4,693,284	64,725,258
AllianzGI NFJ Dividend Value	1,624,068,149	336,048,634	19,494,843	316,553,791
AllianzGI NFJ International Value	244,548,348	28,506,419	7,086,788	21,419,631
AllianzGI NFJ Large-Cap Value	348,124,179	30,024,814	5,417,523	24,607,291
AllianzGI NFJ Mid-Cap Value	1,163,403,122	225,059,642	27,878,422	197,181,220
AllianzGI NFJ Small-Cap Value	1,717,155,472	374,721,530	102,396,322	272,325,208
AllianzGI Small-Cap	83,508,040	20,839,948	1,936,029	18,903,919
AllianzGI Technology	1,076,826,541	715,324,598	10,171,896	705,152,702

(1)	Differences, if any, between book and tax cost basis were primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: November 26, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: November 26, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2018